UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-05518

                                                                 The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                                                      Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                                             Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

November 30, 2013

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—37.3%
Euro Dollar Certificates Of Deposit—1.7%
HSBC Bank PLC 0.300%, 01/15/14	$5,000	$5,000,000
National Australia Bank Ltd., London (a) 0.241%, 12/23/13	6,000	6,000,000

		11,000,000

Yankee Dollar Certificates Of Deposit—35.6%
Bank of Montreal, Chicago 0.239%, 12/05/13	8,000	8,000,000
0.344%, 01/10/14(a)	4,000	4,000,000
Bank of Nova Scotia, Houston (a) 0.338%, 01/02/14	5,000	5,000,000
0.280%, 08/08/14	7,000	7,000,000
0.234%, 12/01/14	5,000	5,000,000
BNP Paribas SA, New York (a) 0.329%, 12/06/13	5,000	5,000,000
0.299%, 12/09/13	5,500	5,500,000
Canadian Imperial Bank of Commerce, New York (a) 0.280%, 12/02/13	5,000	5,000,000
0.280%, 12/02/13	10,000	10,000,000
0.254%, 12/13/13	1,910	1,910,000
Credit Suisse, New York 0.319%, 12/06/13	2,000	2,000,000
0.260%, 03/18/14	5,000	5,000,000
0.260%, 04/22/14	7,000	7,000,000
Deutsche Bank AG, New York 0.250%, 12/02/13	5,000	5,000,000
0.270%, 12/02/13	4,000	4,000,000
DNB Bank ASA, New York 0.240%, 02/14/14	5,000	5,000,000
National Australia Bank Ltd., New York 0.239%, 02/10/14	5,000	5,000,399
Natixis 0.080%, 12/02/13	12,946	12,946,000
Natixis, New York (a) 0.289%, 12/09/13	6,000	5,999,542
Nordea Bank Finland PLC, New York 0.250%, 02/03/14	5,000	5,000,000
Norinchukin Bank, New York 0.100%, 12/04/13	16,000	16,000,000

	Par (000)	Value
CERTIFICATES OF DEPOSIT—(Continued)
Yankee Dollar Certificates Of Deposit—(Continued)
Rabobank Nederland NV, New York 0.290%, 12/16/13	$12,000	$12,000,000
0.405%, 01/08/14	6,000	6,000,000
Royal Bank of Canada, New York (a) 0.240%, 12/02/13	3,000	3,000,000
0.270%, 12/02/13	4,000	4,000,000
Societe General, New York (a) 0.338%, 12/19/13	3,000	3,000,000
Sumitomo Mitsui Banking Corp., New York 0.220%, 12/09/13	6,000	6,000,000
Sumitomo Mitsui Trust Bank Ltd., New York 0.230%, 12/05/13	5,000	5,000,000
Svenska Handelsbanken, New York 0.255%, 01/17/14	8,000	8,000,051
Toronto Dominion Bank, Montreal 0.220%, 04/24/14	5,000	5,000,000
Toronto Dominion Bank, New York (a) 0.219%, 12/20/13	10,000	10,000,000
0.236%, 12/24/13(a)	4,000	4,000,000
0.168%, 02/19/14(a)	3,000	3,000,000
0.250%, 08/12/14	5,000	5,000,000
Wells Fargo Bank NA 0.190%, 12/02/13	6,000	6,000,000
0.236%, 12/26/13	8,000	8,000,000
0.220%, 02/10/14	5,000	5,000,000
Westpac Banking Corp., New York (a) 0.290%, 12/02/13	5,500	5,500,000
0.239%, 12/09/13(a)	10,000	10,000,000

		237,855,992

TOTAL CERTIFICATES OF DEPOSIT (Cost $248,855,992)		248,855,992

COMMERCIAL PAPER—40.0%
Asset Backed—9.9%
Aspen Funding Corp. (c) 0.230%, 12/02/13	10,000	10,000,000
Mont Blanc Capital Corp. (c) 0.250%, 02/10/14	5,000	4,997,569
Nieuw Amsterdam Receivables Corp. (c) 0.200%, 01/08/14	7,798	7,796,397
0.170%, 01/09/14	7,000	6,998,744
0.170%, 01/21/14	4,000	3,999,056

The accompanying notes are an integral part of the portfolio of investments.

1

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

November 30, 2013

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Asset Backed—(Continued)
Old Line Funding LLC (c) 0.240%, 12/09/13	$5,000	$4,999,767
Thunder Bay Funding LLC (c) 0.231%, 12/27/13	7,000	7,000,000
Victory Receivables Corp. (c) 0.170%, 01/07/14	7,000	6,998,810
0.180%, 01/21/14	8,000	7,998,000
0.170%, 01/22/14	5,000	4,998,796

		65,787,139

Banks—30.1%
Australia & New Zealand Banking Ltd. (a) 0.314%, 01/17/14	4,000	4,000,000
Australia & New Zealand Banking Ltd. 144A 0.288%, 04/17/14	5,000	5,000,000
Bank of Tokyo Mitsubishi Ufj Ltd. (c) 0.200%, 01/27/14	13,325	13,320,854
BNP Paribas Finance Inc. 0.310%, 03/18/14	6,000	5,994,523
BNZ International (c) 0.240%, 02/21/14	4,500	4,497,570
BPCE SA (c) 0.295%, 12/02/13	6,000	6,000,000
Collateralized Commercial Paper Co. LLC (c) 0.300%, 03/11/14	9,000	8,992,575
Commonwealth Bank of Australia 0.208%, 12/03/13	5,000	4,999,937
0.210%, 12/24/13(a)	5,000	5,000,000
0.294%, 01/03/14	8,000	8,001,599
0.239%, 02/25/14	1,450	1,450,000
DNB Bank ASA (c) 0.260%, 01/22/14	6,000	5,997,790
0.260%, 01/27/14	5,000	4,997,978
0.255%, 02/06/14	4,000	3,998,130
HSBC Bank PLC 0.277%, 12/11/13	3,000	3,000,000
0.258%, 12/19/13	5,000	5,000,000
HSBC Bank PLC 144A 0.274%, 12/09/13	3,000	3,000,000

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
ING US Funding LLC (c) 0.290%, 02/07/14	$8,000	$7,995,682
0.200%, 03/03/14	5,000	4,997,472
0.225%, 03/13/14	6,000	5,996,212
Mizuho Funding LLC (c) 0.205%, 12/20/13	10,000	9,998,975
0.225%, 02/03/14	7,000	6,997,244
Nordea Bank AB (c) 0.250%, 01/09/14	3,000	2,999,208
0.240%, 08/12/14	5,000	4,991,567
NRW Bank (c) 0.090%, 12/03/13	7,000	6,999,983
Scoiete General North America Inc. 0.080%, 12/02/13	18,000	18,000,000
Skandinaviska Enskilda Banken AB, New York (c) 0.275%, 04/09/14	9,000	8,991,200
0.275%, 05/07/14	7,000	6,991,658
Sumitomo Mitsui Banking Corp. 0.210%, 12/18/13	7,000	6,999,347
Sumitomo Mitsui Banking Corp. 144A 0.215%, 12/16/13	7,000	6,999,415
Westpac Banking Corp. 0.238%, 12/30/13	4,000	4,000,000
Westpac Banking Corp. 144A (a) 0.248%, 01/24/14	5,000	5,000,133

		201,209,052

TOTAL COMMERCIAL PAPER (Cost $266,996,191)		266,996,191

MUNICIPAL BONDS—7.5%
California—1.0%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac) (a)(d) 0.050%, 12/04/13	2,900	2,900,000

The accompanying notes are an integral part of the portfolio of investments.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

November 30, 2013

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
California—(Continued)
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae) (a)(d) 0.040%, 12/05/13	$3,800	$3,800,000

		6,700,000

Connecticut—0.8%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank) (a)(d) 0.050%, 12/04/13	5,055	5,055,000

New Jersey—0.7%
New Jersey State, Housing & Mortgage Financial Agency Revenue, Variable Amount Single Family Housing, Series V 0.060%, 12/05/13	5,000	5,000,000

New York—3.8%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae) (a)(d) 0.050%, 12/04/13	6,000	6,000,000
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank) (a)(d) 0.040%, 12/05/13	4,335	4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA) (a)(d) 0.060%, 12/05/13	5,000	5,000,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac) (a)(d) 0.040%, 12/04/13	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA) (a)(d) 0.110%, 12/04/13	5,000	5,000,000

		25,535,000

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
Tennessee—1.2%
Eclipse Funding Trust, Various 2007-0005- Solar Eclipse-Blount, RB (LOC: U.S. Bank NA) 144A (a)(d) 0.060%, 12/05/13	$8,000	$8,000,000

TOTAL MUNICIPAL BONDS (Cost $50,290,000)		50,290,000

VARIABLE RATE OBLIGATIONS—0.7%
Banks—0.7%
Svenska Handelsbanken AB 144A (a) 0.264%, 12/16/13	4,900	4,900,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $4,900,000)		4,900,000

AGENCY OBLIGATIONS—0.9%
Fannie Mae 0.141%, 02/27/15 (a)	6,000	5,998,132

TOTAL AGENCY OBLIGATIONS (Cost $5,998,132)		5,998,132

U.S. TREASURY OBLIGATIONS—6.8%
U.S. Treasury Bill (c) 0.115%, 11/13/14	7,000	6,991,927
U.S. Treasury Notes 2.000%, 11/30/13	6,000	6,000,000
1.500%, 12/31/13	4,000	4,004,276
1.250%, 02/15/14	9,000	9,019,708
1.875%, 02/28/14	11,000	11,046,295
0.250%, 10/31/14	8,000	8,008,494

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,070,700)		45,070,700

The accompanying notes are an integral part of the portfolio of investments.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

November 30, 2013

(Unaudited)

	Par (000)	Value
REPURCHASE AGREEMENTS—6.8%
Deutsche Bank Securities Inc. (Tri-Party Agreement dated 11/29/13 to be repurchased at $30,000,225, collateralized by $12,698,375 par value, various United States Treasury Obligations, 0.000%-3.625%, due 02/15/2021-11/15/2022; $18,272,000 par value, various U.S. Government Sponsored Agency Obligations, 0.000%- 1.750%, due 11/17/2014-02/25/2014, Fair Value of the collateral is $30,600,000) 0.090%, 12/02/13	$30,000	$30,000,000
Morgan Stanley & Co. LLC (Tri-Party Agreement dated 11/29/13 to be repurchased at $15,000,113, collateralized by $19,428,292 par value, various U.S. Government Sponsored Agency Obligations, 2.512%-6.018%, due 08/01/2037-09/01/2043, Fair Value of the collateral is $15,450,000) 0.090%, 12/02/13	15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,000,000)		45,000,000

TOTAL INVESTMENTS AT VALUE—100.0% (Cost $667,111,015)*		667,111,015

OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		159,689

NET ASSETS (APPLICABLE TO 655,301,720 BEDFORD SHARES AND 617,538 SANSOM STREET SHARES )—100.0%		$667,270,704

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Variable Rate Security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the portfolio of investments.

4

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

November 30, 2013

(Unaudited)

SECURITY VALUATION — Securities held in the Money Market Portfolio (“Portfolio”) are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Portfolio’s investments carried at fair value:

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$ 667,111,015	$—	$ 667,111,015	$—

* Please refer to the Schedule of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and

5

THE RBB FUND, INC.

Money Market Portfolio

Notes to Schedule of Investments

November 30, 2013

(Unaudited)

out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2013 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—100.1%
Basic Industry—2.6%
American Pacific Corp. *	3,376	$139,598
Ferro Corp. *	120,681	1,681,086
Gerdau SA, SP ADR	211,417	1,636,368
Ternium SA, SP ADR	55,061	1,470,679
United States Lime & Minerals, Inc. *	601	34,684
Xerium Technologies, Inc. *	24,974	329,407

		5,291,822

Communications—9.8%
Autobytel, Inc. *	22,970	284,828
Bitauto Holdings Ltd., ADR *	76,378	2,405,907
Brightcove, Inc. *	1,027	14,614
comScore, Inc. *	49,145	1,337,235
Comverse, Inc. *	9,545	319,757
Cumulus Media, Inc., Class A *	10,002	69,814
Demand Media, Inc. *	2,668	14,701
Entravision Communications Corp., Class A	208,232	1,376,414
Extreme Networks, Inc. *	24,560	170,692
Finisar Corp. *	84,271	1,743,567
IDT Corp., Class B	35,873	796,739
Inteliquent, Inc.	205,799	2,385,210
NTELOS Holdings Corp.	8,021	171,730
Orbitz Worldwide, Inc. *	4,932	34,129
Sina Corp China *	20,346	1,568,066
SouFun Holdings Ltd., ADR	24,900	1,617,255
support.com, Inc. *	6,234	24,936
Ubiquiti Networks, Inc.	51,309	2,021,575
United Online Inc *	103,359	1,636,173
Vocus, Inc. *	5,019	49,989
YY, Inc. *	32,368	1,630,700
Zhone Technologies, Inc. *	14,519	77,822

		19,751,853

Consumer Cyclical—14.3%
American Woodmark Corp. *	3,118	112,513
Arctic Cat, Inc.	15,981	899,251
Cato Corp. (The), Class A	842	28,662
Citi Trends, Inc. *	3,324	54,879
Core-Mark Holding Co., Inc.	23,873	1,762,305
Dominion Diamond Corp. *	14,863	199,759
Express, Inc. *	79,410	1,954,280
Goodyear Tire & Rubber Co., (The)	81,250	1,808,625
Haverty Furniture Co., Inc.	45,333	1,291,991
Jetblue Airways Corp. *	206,882	1,839,181

	Number Of Shares	Value
Consumer Cyclical—(continued)
Kirkland’s, Inc. *	54,701	$1,401,440
Kona Grill, Inc. *	1,195	18,917
Multimedia Games Holding Co., Inc. *	77,339	2,242,831
Nu Skin Enterprises, Inc., Class A	14,683	1,877,075
PC Connection, Inc.	14,086	306,089
Red Robin Gourmet Burgers, Inc. *	20,715	1,651,193
Republic Airways Holdings, Inc. *	129,320	1,456,143
Rite Aid Corp *	313,816	1,857,791
ScanSource, Inc. *	39,040	1,639,290
Skechers U.S.A., Inc., Class A *	28,250	949,765
TiVo, Inc. *	137,899	1,769,244
Tower International, Inc. *	59,446	1,277,495
Unifi, Inc. *	3,188	88,435
Universal Electronics, Inc. *	7,663	291,271
Wendy’s Co. (The)	206,200	1,775,382
Winnebago Industries, Inc. *	8,970	277,711

		28,831,518

Consumer Growth—24.9%
Addus HomeCare Corp. *	48,741	1,413,489
Alere, Inc. *	48,096	1,573,701
Align Technology, Inc. *	31,178	1,703,566
Alliance HealthCare Services, Inc. *	8,996	259,804
AMAG Pharmaceuticals, Inc. *	41,890	1,027,562
AMN Healthcare Services, Inc. *	57,177	793,617
Andersons, Inc., (The)	18,103	1,540,022
Anika Therapeutics, Inc. *	5,738	197,100
ARC Document Solutions, Inc. *	5,906	50,851
Barrett Business Services, Inc.	10,747	908,336
BioTelemetry, Inc. *	5,022	52,681
Capella Education Co. *	4,861	319,465
Charles River Laboratories International, Inc. *	23,645	1,233,560
CoreLogic, Inc. *	44,237	1,558,470
Cornerstone Therapeutics, Inc. *	7,860	74,591
Corvel Corp. *	5,219	241,588
Enzon Pharmaceuticals, Inc.	67,546	112,126
Euronet Worldwide, Inc. *	39,731	1,924,967
Gentium SPA, SP ADR *	17,648	956,875
Global Cash Access Holdings, Inc. *	175,596	1,712,061
Hackett Group, Inc., (The)	18,061	112,881
HealthSouth Corp.	46,437	1,661,980
Huron Consulting Group, Inc. *	10,300	612,232
ICON PLC *	44,729	1,705,964
Impax Laboratories, Inc. *	63,434	1,524,953

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2013 (UNAUDITED)

	Number Of Shares	Value
Consumer Growth—(continued)
Information Services Group, Inc. *	41,925	$171,892
Ingles Markets, Inc., Class A	3,543	93,075
Insys Therapeutics, Inc. *	17,233	759,975
Lannett Co., Inc. *	57,849	1,708,859
LifeLock, Inc. *	78,097	1,344,830
Live Nation Entertainment, Inc. *	89,859	1,650,710
Mac-Gray Corp.	11,813	251,617
Mannatech, Inc. *	3,491	75,056
Manpowergroup, Inc.	25,350	2,026,225
MoneyGram International, Inc. *	18,076	381,223
Natus Medical, Inc. *	5,640	129,889
NuVasive, Inc. *	31,671	1,053,061
Omnicare, Inc.	28,281	1,619,936
Pilgrim’s Pride Corp. *	151,389	2,479,752
Repligen Corp. *	9,861	132,828
RPX Corp. *	100,824	1,665,612
Sagent Pharmaceuticals, Inc. *	19,251	437,190
SEI Investments Co.	32,937	1,106,024
Spartan Stores, Inc.	17,381	403,239
TAL Education Group	80,948	1,594,676
United Therapeutics Corp. *	23,385	2,158,669
Vanda Pharmaceuticals, Inc. *	148,739	1,746,196
Vascular Solutions, Inc. *	7,726	161,087
WNS Holdings Ltd. *	10,244	205,085
WuXi PharmaTech Cayman, Inc., ADR *	71,609	2,372,406
Zalicus, Inc. *	67,641	81,846
Zeltiq Aesthetics, Inc. *	65,961	1,156,956

		50,240,356

Energy—8.6%
Dril-Quip, Inc. *	14,670	1,592,575
Gran Tierra Energy, Inc. *	222,999	1,583,293
Green Plains Renewable Energy, Inc.	115,614	1,997,810
JinkoSolar Holding Co., Ltd. *	48,440	1,423,652
Matador Resources Co. *	94,997	2,069,985
Matrix Service Co. *	41,463	920,479
MRC Global, Inc. *	56,891	1,740,296
Ocean Rig UDW, Inc. *	13,539	282,017
ReneSola Ltd., ADR *	419,970	1,898,264
Renewable Energy Group, Inc. *	105,936	1,204,492
REX American Resources Corp. *	14,071	460,685
SM Energy Co.	22,230	1,959,352
Tesco Corp. *	13,732	245,528

		17,378,428

	Number Of Shares	Value
Financial—21.1%
AerCap Holdings N.V. *	92,917	$1,954,044
Allied World Assurance Co. Holdings AG	9,190	1,035,254
Aspen Insurance Holdings Ltd.	40,099	1,620,802
Assurant, Inc.	25,682	1,667,789
Axis Capital Holdings Ltd.	34,378	1,688,991
Calamos Asset Management, Inc., Class A	57,509	637,775
E*TRADE Financial Corp. *	96,214	1,724,155
E-House China Holdings Ltd., ADR	165,459	1,767,102
Evercore Partners, Inc., Class A	31,506	1,728,104
FBR & Co. *	12,485	350,953
First Interstate Bancsystem, Inc.	66,161	1,852,508
Gain Capital Holdings, Inc.	34,376	312,822
GAMCO Investors, Inc., Class A	889	74,854
Genworth Financial, Inc., Class A *	178,518	2,697,407
Hanover Insurance Group, Inc., (The)	30,891	1,863,036
Interactive Brokers Group, Inc., Class A	95,697	2,320,652
Investment Technology Group, Inc. *	133,289	2,611,132
LPL Financial Holdings, Inc.	38,939	1,669,315
Manning & Napier, Inc.	19,161	350,071
MGIC Investment Corp. *	234,494	1,901,746
Navigators Group, Inc., (The)	17,440	1,165,690
Nelnet, Inc., Class A	33,773	1,519,785
Old Republic International Corp.	93,367	1,605,912
PartnerRe Ltd.	16,300	1,677,270
Reinsurance Group of America, Inc.	21,612	1,620,468
Selective Insurance Group, Inc.	6,331	178,471
Symetra Financial Corp.	86,790	1,663,764
United Fire Group, Inc.	14,950	444,762
Universal Insurance Holdings, Inc.	68,753	852,537
Virtus Investment Partners, Inc. *	377	78,341
Waddell & Reed Financial, Inc., Class A	24,130	1,537,805
WSFS Financial Corp.	5,440	413,114

		42,586,431

Industrial—8.6%
AECOM Technology, Corp. *	49,722	1,444,921
AMERCO, Inc. *	7,946	1,841,327
Arkansas Best Corp.	18,997	618,162
Benchmark Electronics, Inc. *	18,480	424,670
Broadwind Energy, Inc. *	26,491	174,841
Caesarstone Sdot-Yam Ltd.	48,976	2,407,170
Casella Waste Systems, Inc., Class A *	1,554	9,277

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2013 (UNAUDITED)

	Number Of Shares	Value
Industrial—(continued)
CIRCOR International, Inc.	23,691	$1,879,407
Comfort Systems USA, Inc.	88,176	1,807,608
Louisiana-Pacific Corp. *	46,930	769,652
Methode Electronics, Inc.	33,337	964,439
Mueller Water Products, Inc., Class A	199,144	1,714,630
Navios Maritime Holdings, Inc.	55,781	431,745
Orion Energy Systems, Inc. *	20,507	127,348
Sanmina Corp. *	88,359	1,367,797
Star Bulk Carriers Corp. *	29,603	281,821
Trex Co, Inc. *	14,361	1,039,593
US Concrete, Inc. *	346	8,051

		17,312,459

Technology—10.1%
Aspen Technology, Inc. *	51,066	2,018,639
Brocade Communications Systems, Inc. *	277,310	2,437,555
Cascade Microtech, Inc. *	5,181	53,986
Himax Technologies, Inc., ADR	284,252	2,842,520
iGATE Corp. *	38,189	1,278,568
Immersion Corp. *	82,714	1,014,074
Intersil Corp., Class A	90,463	951,671
LSI Corp.	201,093	1,622,821
Manhattan Associates, Inc. *	19,700	2,369,122
MaxLinear, Inc., Class A *	20,715	176,077
MedAssets, Inc. *	90,329	1,945,687
Omnicell, Inc. *	10,176	246,768
Pegasystems, Inc.	40,704	2,049,446
Pixelworks, Inc. *	34,492	146,246
Silicon Graphics International Corp. *	6,072	80,879
Silicon Image, Inc. *	183,933	996,917
Xyratex Ltd.	6,284	64,851

		20,295,827

Utility—0.1%
Pampa Energia SA, SP ADR	15,334	102,124

TOTAL COMMON STOCKS (Cost $165,345,904)		201,790,818

Short-Term Investments—1.1%
BofA Cash Reserves Fund	2,147,545	2,147,545

TOTAL SHORT-TERM INVESTMENTS (Cost $2,147,545)		2,147,545

Value
Total Investments—101.2% (Cost $167,493,449)	$203,938,363

LIABILITIES IN EXCESS OF OTHER ASSETS—(1.2)%	(2,326,767)

NET ASSETS—100.0%	$201,611,596

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

— American Depository Receipt.
Aggregate Cost	$167,493,449

Gross unrealized appreciation	37,985,752
Gross unrealized depreciation	(1,540,839)

Net unrealized appreciation	$36,444,913

ADR	— American Depositary Receipt.
SP ADR	— Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the portfolio of investments. 3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2013 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 –	quoted prices in active markets for identical securities;
— Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
— Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Total Investments*	$203,938,363	$203,938,363	$—	$—

* See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2013 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

November 30, 2013

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	20,050,218	$475,190,165
U.S. Large Company Portfolio(a)	16,543,264	236,403,239
U.S. Micro Cap Portfolio(b)	11,710,346	242,755,463
U.S. Small Cap Portfolio(b)	7,669,822	241,139,198
U.S. Small Cap Value Portfolio(b)	11,095,047	401,973,537

Total Equity Funds (Cost $1,006,835,367)		1,597,461,602

TOTAL INVESTMENTS — 99.9% (Cost $1,006,835,367)		1,597,461,602

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,493,884

NET ASSETS — 100.0%		$1,598,955,486

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,006,835,367

Gross unrealized appreciation	590,626,235
Gross unrealized depreciation	—

Net unrealized appreciation	$590,626,235

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

November 30, 2013

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	602,174	$14,416,045
Canadian Small Company Series(b)	1,239,700	14,039,979
Continental Small Company Portfolio(a)	1,487,427	30,670,745
Continental Small Company Series(b)	94,868	5,961,363
DFA International Small Cap Value Portfolio(a)	22,406,932	452,620,029
DFA International Value Portfolio III(c)	18,947,839	339,355,789
Emerging Markets Portfolio(a)	2,240,027	59,495,123
Emerging Markets Small Cap Portfolio(a)	2,656,287	55,250,773
Emerging Markets Value Portfolio(a)	1,939,399	55,408,622
Japanese Small Company Portfolio(a)	1,311,604	25,156,558
Large Cap International Portfolio(a)	2,524,718	56,351,716
United Kingdom Small Company Portfolio(a)	234,276	8,853,309
United Kingdom Small Company Series(b)	209,147	12,444,881

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $921,561,329)		1,130,024,932

TOTAL INVESTMENTS — 99.9% (Cost $921,561,329)		1,130,024,932

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,543,683

NET ASSETS — 100.0%		$1,131,568,615

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$921,561,329

Gross unrealized appreciation	208,463,603
Gross unrealized depreciation	—

Net unrealized appreciation	$208,463,603

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

November 30, 2013

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	32,294,340	$360,404,832
DFA Inflation-Protected Securities Portfolio(a)	5,500,890	64,415,425
DFA Intermediate Government Fixed Income Portfolio(a)	14,106,226	176,327,824
DFA One-Year Fixed Income Portfolio(a)	34,191,359	353,196,736
DFA Short-Term Government Portfolio(a)	11,140,753	119,428,873
DFA Two-Year Global Fixed Income Portfolio(a)	35,789,954	360,404,832

TOTAL FIXED INCOME FUNDS (Cost $1,436,808,883)		1,434,178,522

TOTAL INVESTMENTS — 99.5% (Cost $1,436,808,883)		1,434,178,522

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		7,800,869

NET ASSETS — 100.0%		$1,441,979,391

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,436,808,883

Gross unrealized appreciation	1,725,458
Gross unrealized depreciation	(4,355,819)

Net unrealized depreciation	$(2,630,361)

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2013 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, Free Market International Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 – quoted prices in active markets for identical securities;
—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,597,461,602	$1,597,461,602	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,130,024,932	$1,130,024,932	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$1,434,178,522	$1,434,178,522	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2013 (unaudited)

(continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each of the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

November 30, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS† - 98.2%
Basic Materials — 2.9%
Balchem	11,394	$673,955
Horsehead Holding*	40,125	600,671
Polyone	29,853	969,028

		2,243,654

Communications — 12.2%
Allot Communications*	42,942	559,964
Constant Contact*	29,570	809,331
eGain*	57,398	660,652
Finisar*	29,310	606,424
HealthStream*	14,335	482,229
IntraLinks Holdings*	39,354	429,352
NIC	27,801	677,788
NICE Systems, Ltd, SP ADR	9,840	387,302
Perficient*	13,050	282,924
Perion Network*	65,313	670,765
RigNet*	16,228	689,365
Sapient*	36,860	579,808
ShoreTel*	104,730	846,218
Shutterfly*	14,453	682,615
SPS Commerce*	8,368	550,363
Zix*	112,855	522,519

		9,437,619

Consumer Cyclical — 12.1%
AFC Enterprises*	4,480	195,283
Arctic Cat	2,770	155,868
Brown Shoe	24,960	642,221
Core-Mark Holding	9,140	674,715
Destination XL Group*	81,471	572,741
Express*	29,320	721,565
First Cash Financial Services*	2,304	146,488
Gentherm*	32,260	779,402
G-III Apparel Group*	14,660	883,265
La-Z-Boy	25,581	748,500
Pool	2,480	138,979
Rite Aid*	150,720	892,262
Spirit Airlines*	12,890	591,264
Susser Holdings*	8,810	564,016
Tenneco*	10,650	611,310
United Stationers	16,733	752,650
Wabash National*	25,580	310,541

		9,381,070

Consumer Non-cyclical — 24.7%
Akorn*	35,550	915,412
Align Technology*	9,210	503,234
Array BioPharma*	113,643	650,039
Aspen Insurance Holdings, Ltd.	16,040	648,337
Capella Education*	8,785	577,350
Cardtronics*	18,140	772,583
Charles River Laboratories International*	12,660	660,472

	Shares	Value
Consumer Non-cyclical — (Continued)
Corporate Executive Board	9,110	$670,769
CoStar Group*	2,660	495,398
Euronet Worldwide*	12,802	620,257
Five Star Quality Care*	73,857	364,115
HealthSouth	14,470	517,881
Heartland Payment Systems	12,290	551,944
ICON, PLC*	16,997	648,266
Infinity Pharmaceuticals*	21,992	321,303
Insulet*	13,010	481,630
Isis Pharmaceuticals*	15,880	615,509
ITT Educational Services, Cl A*	16,470	642,165
KAR Auction Services	25,160	694,164
Ligand Pharmaceuticals, Cl B*	11,938	664,708
Matthews International	10,840	457,231
MAXIMUS	15,258	694,239
MiMedx Group*	103,405	651,452
Myriad Genetics*	24,890	740,478
Novadaq Technologies*	39,263	653,729
Questcor Pharmaceuticals	9,791	567,976
Sagent Pharmaceuticals*	44,160	1,002,874
SunOpta*	64,510	596,718
Team Health Holdings*	15,090	705,156
Thoratec*	13,445	529,330
TravelCenters of America*	45,674	485,515

		19,100,234

Energy — 9.7%
Aegean Marine Petroleum Network	64,430	690,690
Carrizo Oil & Gas*	11,900	481,236
Energy XXI Bermuda	12,800	347,648
Flotek Industries*	35,970	753,212
Geospace Technologies*	6,374	556,260
Helix Energy Solutions Group*	19,494	432,962
Key Energy Services*	90,710	711,166
MRC Global*	21,080	644,837
Rex Energy*	30,326	581,653
Rosetta Resources*	13,090	661,961
Synergy Resources*	65,371	617,102
Walter Energy	31,100	442,553
Western Refining	15,110	590,348

		7,511,628

Financial — 9.6%
Boston Private Financial Holdings	57,149	679,787
Cubesmart, REIT	28,610	464,054
eHealth*	11,830	536,017
Endurance Specialty Holdings*	10,060	572,414
FXCM, Cl A	32,670	544,282
Hilltop Holdings*	25,891	613,876
International Bancshares	20,860	544,237
Outerwall*	3,530	241,452
Pinnacle Financial Partners	11,410	371,396

The accompanying notes are an integral part of the portfolio of investments.

1

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

November 30, 2013

(Unaudited)

	Shares	Value
Financial — (Continued)
ProAssurance	12,226	$587,826
Texas Capital Bancshares*	12,070	677,972
WageWorks*	14,160	811,368
WisdomTree Investments*	51,570	790,052

		7,434,733

Industrial — 15.4%
AAON	15,869	488,289
AMERCO*	4,020	931,555
Barnes Group	17,486	638,239
Belden	9,250	647,685
Berry Plastics Group*	30,275	649,399
Chart Industries*	6,497	632,158
DXP Enterprises*	4,880	478,142
EnPro Industries*	10,380	587,508
Generac Holdings	17,240	918,202
II-VI*	31,264	511,166
Masonite International*	10,850	542,283
Methode Electronics	31,221	903,224
PGT*	64,440	644,400
Power Solutions International*	12,890	964,172
Primoris Services	22,700	652,852
Swift Transportation*	14,460	334,749
Taser International*	48,325	830,707
TriMas*	15,926	582,573

		11,937,303

Technology — 11.6%
Aspen Technology*	19,550	772,812
AVG Technologies NV*	31,244	539,896
Cypress Semiconductor	46,890	454,364
Fortinet*	15,500	265,050
GT Advanced Technologies*	57,630	565,350
inContact*	82,420	618,150
Integrated Device Technology*	70,600	700,352
Magnachip Semiconductor*	31,982	649,235

	Shares	Value
Technology — (Continued)
Medidata Solutions*	2,320	$275,871
Mentor Graphics	23,590	531,365
Omnicell*	21,120	512,160
QLIK Technologies*	9,295	233,119
RealPage*	29,340	657,509
SS&C Technologies Holdings*	19,860	856,165
Tyler Technologies*	7,620	781,888
Ultimate Software Group*	3,460	542,147

		8,955,433

TOTAL COMMON STOCKS (Cost $57,258,459)		76,001,674

TOTAL INVESTMENTS - 98.2% (Cost $57,258,459)**		76,001,674

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		1,415,887

NET ASSETS - 100.0%		$77,417,561

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$57,258,459

Gross unrealized appreciation	19,279,425
Gross unrealized depreciation	(536,210)

Net unrealized appreciation	$18,743,215

Cl	Class
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

The accompanying notes are an integral part of the portfolio of investments.

2

PERIMETER

SMALL CAP GROWTH FUND

Notes to the Portfolio of Investments

November 30, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Perimeter Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of November 30, 2013, there were no fair valued securities.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

— Level 1	—	quoted prices in active markets for identical securities;
— Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
— Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments*	$76,001,674	$76,001,674	$—	$—

* Please refer to Portfolio of Investments for industry and sector type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

3

PERIMETER

SMALL CAP GROWTH FUND

Notes to the Portfolio of Investments (Concluded)

November 30, 2013

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—97.4%

Basic Industries—2.7%
Graphic Packaging Holding Co.	308,225	$2,767,861
PolyOne Corp.	14,864	482,485
Schweitzer-Mauduit International, Inc.	29,890	1,542,623
Sensient Technologies Corp.	9,295	456,756

		5,249,725

Capital Goods—14.7%
Actuant Corp., Class A	51,005	1,993,275
Aegion Corp.	55,300	1,203,881
Ampco-Pittsburgh Corp.	16,705	306,370
Brady Corp., Class A	26,353	825,639
Cabot Corp.	25,910	1,264,408
Curtiss-Wright Corp.	18,110	955,665
Drew Industries, Inc. *	22,850	1,238,699
Edwards Group Ltd., Sponsored ADR *	113,566	1,160,645
Globe Specialty Metals, Inc.	79,755	1,419,639
Granite Construction, Inc.	21,800	681,250
Griffon Corp.	69,400	892,484
Hillenbrand, Inc.	31,630	888,803
Huntington Ingalls Industries, Inc.	16,510	1,357,617
LSB Industries, Inc. *	28,025	899,042
MRC Global, Inc. *	59,145	1,809,246
Mueller Industries, Inc.	16,565	1,011,790
Orion Marine Group, Inc. *	120,845	1,434,430
Rofin-Sinar Technologies, Inc. *	6,780	175,127
Stock Building Supply Holdings, Inc. *	60,875	1,114,621
Terex Corp. *	41,645	1,512,546
WESCO International, Inc. * (a)	30,280	2,603,474
World Fuel Services Corp.	93,752	3,600,077

		28,348,728

Consumer Durables—2.9%
Tempur-Pedic International, Inc. *	36,770	1,876,005
Thor Industries, Inc.	43,150	2,333,121
Tower International, Inc. *	60,295	1,295,740

		5,504,866

Consumer Non-Durables—4.1%
Alliance One International, Inc. *	89,180	275,566

	Number of Shares	Value

Consumer Non-Durables—(continued)
Fresh Del Monte Produce, Inc.	25,640	$718,176
Matthews International Corp., Class A	10,960	462,293
Nu Skin Enterprises, Inc., Class A	16,425	2,099,772
Skechers U.S.A., Inc., Class A *	30,900	1,038,858
Steven Madden Ltd. *	38,052	1,482,506
Take-Two Interactive Software, Inc. *	50,980	834,033
Universal Corp.	20,105	1,048,677

		7,959,881

Consumer Services—20.9%
Abercrombie & Fitch Co., Class A	80,950	2,774,966
ABM Industries, Inc.	22,205	617,521
Aeropostale, Inc. * (a)	35,330	364,606
American Eagle Outfitters, Inc.	60,910	991,006
Asbury Automotive Group, Inc. *	54,720	2,841,062
Ascena Retail Group, Inc. *	60,225	1,282,792
Booz Allen Hamilton Holding Corp.	48,000	839,520
Brink’s Co., (The)	41,160	1,380,095
CBIZ, Inc. *	55,210	494,682
Ennis, Inc.	22,015	408,158
Finish Line, Inc., (The), Class A	116,255	3,070,295
FTI Consulting, Inc. *	72,050	3,235,766
G&K Services, Inc., Class A	18,582	1,119,008
Group 1 Automotive, Inc.	18,470	1,264,272
Heidrick & Struggles International, Inc.	40,030	730,147
ICF International, Inc. *	15,240	551,383
International Speedway Corp., Class A	41,268	1,416,730
KAR Auction Services, Inc.	79,640	2,197,268
Knoll, Inc.	48,383	858,798
Korn/Ferry International *	18,985	439,693
Live Nation Entertainment, Inc. *	48,335	887,914
MAXIMUS, Inc.	37,925	1,725,588
Men’s Wearhouse, Inc., (The)	54,835	2,803,165
Navigant Consulting, Inc. *	124,865	2,447,354
Odyssey Marine Exploration, Inc. * (a)	118,065	242,033
Rent-A-Center, Inc.	32,005	1,090,090

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Services—(continued)
Rite Aid Corp. *	272,005	$1,610,270
RPX Corp. *	54,785	905,048
Steiner Leisure Ltd. *	8,140	481,562
Viad Corp.	15,085	407,295
XO Group, Inc. *	43,970	689,010

		40,167,097

Energy—2.2%
Bristow Group, Inc.	16,895	1,354,979
Contango Oil & Gas Co.	11,150	525,276
Forum Energy Technologies, Inc. *	24,550	663,096
Helix Energy Solutions Group, Inc. *	33,995	755,029
Rosetta Resources, Inc. *	18,655	943,383

		4,241,763

Finance—19.2%
American Capital Mortgage Investment Corp.	30,215	570,761
Ameris Bancorp *	24,313	497,687
AMERISAFE, Inc.	19,030	835,036
Apollo Investment Corp.	38,165	344,248
BBCN Bancorp, Inc.	137,595	2,296,461
Centerstate Banks, Inc.	56,345	595,003
Columbia Banking System, Inc.	29,125	807,345
Cowen Group, Inc., Class A *	28,275	114,231
Federal Agricultural Mortgage Corp., Class C	5,675	198,682
Fifth Street Finance Corp.	95,230	910,399
First American Financial Corp.	99,735	2,638,988
First Citizens Bancshares, Inc., Class A	3,450	775,043
First NBC Bank Holding Co. *	34,365	992,461
FirstMerit Corp.	65,301	1,499,311
Flushing Financial Corp.	27,630	597,084
Gladstone Capital Corp.	16,150	157,624
Global Indemnity PLC *	14,683	391,155
Heritage Financial Corp.	35,545	611,374
Infinity Property & Casualty Corp.	11,515	821,595
JMP Group, Inc.	69,275	454,444
Maiden Holdings Ltd.	165,440	2,094,470
Nationstar Mortgage Holdings, Inc. * (a)	51,720	2,049,664
Navigators Group, Inc., (The) *	9,175	613,257
Nelnet, Inc., Class A	40,511	1,822,995

	Number of Shares	Value

Finance—(continued)
Park Sterling Corp.	45,090	$319,688
PHH Corp. *	100,400	2,413,616
Platinum Underwriters Holdings Ltd.	24,910	1,579,294
Safety Insurance Group, Inc.	10,405	584,241
Stancorp Financial Group, Inc.	14,395	922,863
Stewart Information Services Corp.	67,675	2,156,126
SVB Financial Group *	9,995	1,011,894
Symetra Financial Corp.	79,930	1,532,258
Walker & Dunlop, Inc. *	84,325	1,367,752
Walter Investment Management Corp. *	43,145	1,645,119
Washington Federal, Inc.	29,520	690,473

		36,912,642

Health Care—9.6%
Amsurg Corp. *	21,775	1,052,168
Centene Corp. *	14,630	873,850
Chemed Corp. (a)	17,070	1,330,265
Hanger Orthopedic Group, Inc. *	45,960	1,785,086
ICON PLC *	33,090	1,262,053
Integra LifeSciences Holdings Corp. *	30,520	1,417,654
Kindred Healthcare, Inc.	85,437	1,438,759
LHC Group, Inc. *	17,785	422,394
LifePoint Hospitals, Inc. *	15,530	795,602
Omnicell, Inc. *	26,405	640,321
Owens & Minor, Inc.	27,417	1,046,507
PAREXEL International Corp. *	22,995	947,854
Select Medical Holdings Corp.	92,075	797,370
Symmetry Medical, Inc. *	123,030	1,206,924
U.S. Physical Therapy, Inc.	76,899	2,596,110
VCA Antech, Inc. *	27,220	815,239

		18,428,156

Real Estate Investment Trusts—8.3%
Altisource Residential Corp., Class B	26,670	742,759
American Residential Properties, Inc. *	59,200	1,039,552
Anworth Mortgage Asset Corp.	126,807	564,291
Ares Commercial Real Estate Corp.	96,410	1,264,899

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Real Estate Investment Trusts—(continued)
Chatham Lodging Trust	53,275	$1,096,932
Colony Financial, Inc.	23,005	465,161
CYS Investments, Inc.	225,425	1,803,400
Gladstone Commercial Corp. (a)	18,605	334,704
Hatteras Financial Corp.	95,425	1,594,552
Javelin Mortgage Investment Corp. (a)	63,975	789,452
MFA Financial, Inc.	296,800	2,163,672
Monmouth Real Estate Investment Corp., Class A	72,750	699,855
QTS Realty Trust, Inc.	14,475	301,370
Silver Bay Realty Trust Corp. (a)	43,047	689,182
Two Harbors Investment Corp.	271,305	2,509,571

		16,059,352

Technology—10.6%
Bel Fuse, Inc., Class B	30,021	682,377
Belden, Inc.	41,600	2,912,832
Brooks Automation, Inc.	46,495	491,452
Coherent, Inc.	7,510	518,490
Electronics for Imaging, Inc. *	29,210	1,156,716
EnerSys, Inc.	49,130	3,505,425
Imation Corp. *	31,575	137,983
Insight Enterprises, Inc. *	20,155	485,131
Integrated Device Technology, Inc. *	81,590	809,373
Lexmark International, Inc., Class A (a)	58,435	2,066,846
Magnachip Semiconductor Corp. *	43,865	890,460
NETGEAR, Inc. *	29,795	956,717
Sykes Enterprises, Inc. *	84,710	1,875,479
SYNNEX Corp. *	42,820	2,832,971
TeleTech Holdings, Inc. *	20,970	538,510
Teradyne, Inc. *	28,520	485,696

		20,346,458

Transportation—1.4%
Diana Shipping, Inc. *	40,670	465,671
Landstar System, Inc.	8,860	497,312
Quality Distribution, Inc. *	44,835	548,332
UTi Worldwide, Inc.	79,555	1,257,765

		2,769,080

	Number of Shares	Value

Utilities—0.8%
PNM Resources, Inc.	66,525	$1,548,037

TOTAL COMMON STOCK (Cost $126,049,812)		187,535,785

SECURITIES LENDING COLLATERAL—3.1%
BlackRock Liquidity Fund	5,933,957	5,933,957

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,933,957)		5,933,957

TOTAL INVESTMENTS—100.5% (Cost $131,983,769)**		193,469,742

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(876,850)

NET ASSETS—100.0%		$192,592,892

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At November 30, 2013, the market value of securities on loan was $5,809,182.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$131,983,769

Gross unrealized appreciation	65,389,262
Gross unrealized depreciation	(3,903,289)

Net unrealized appreciation	$61,485,973

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$187,535,785	$187,535,785	$—	$—
Securities Lending Collateral	5,933,957	5,933,957	—	—

Total Assets	$193,469,742	$193,469,742	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—100.7%

COMMON STOCK—98.6%
Basic Industries—4.8%
Alcoa, Inc. †	288,100	$2,768,641
Axiall Corp.	101,851	4,613,850
Berry Plastics Group, Inc. *	363,209	7,790,833
Crown Holdings, Inc. *	74,156	3,273,246
Freeport-McMoRan Copper & Gold, Inc., †	193,155	6,700,547
Greif, Inc., Class B †	43,300	2,533,050
Northern Dynasty Minerals Ltd * (a)	618,422	729,738
Owens-Illinois, Inc. * †	181,305	5,983,065
Pan American Silver Corp. †	241,282	2,603,433
Steel Dynamics, Inc. †	285,820	5,207,640

		42,204,043

Capital Goods—10.1%
AECOM Technology Corp. *	83,771	2,434,385
Aggreko PLC	105,800	2,778,607
Babcock & Wilcox Co., (The) †	247,885	8,048,826
Bombardier, Inc., Class B	988,820	4,479,355
Columbus McKinnon Corp. *	105,424	2,920,245
Cubic Corp. †	91,925	5,151,477
Fluor Corp. †	86,835	6,756,631
Foster Wheeler AG *	145,257	4,405,645
General Cable Corp. †	137,685	4,012,141
Gibraltar Industries, Inc. * †	260,592	4,612,478
Global Power Equipment Group, Inc. †	164,045	3,203,799
Joy Global, Inc. †	104,355	5,902,319
Masonite International Corp. * †	62,760	3,136,745
Moog, Inc., Class A * †	83,780	5,753,173
NCI Building Systems, Inc. *	209,855	3,552,845
Orion Marine Group, Inc. *	385,746	4,578,805
Safran SA - ADR (a)	303,360	4,996,643
Tecumseh Products Co., Class A * †	54,221	473,349
URS Corp. †	130,494	6,781,773
WaterFurnace Renewable Energy, Inc. †	79,359	1,962,469
World Fuel Services Corp. †	83,338	3,200,179

		89,141,889

Communications—5.6%
Comcast Corp., Class A †	145,815	7,271,794
Dice Holdings, Inc. * †	284,830	2,073,562
DIRECTV * †	187,375	12,387,361

	Number of Shares	Value

Communications—(continued)
Hawaiian Telcom Holdco, Inc. * †	252,314	$7,652,684
IAC/InterActiveCorp. †	125,204	7,162,921
iPass, Inc. *	653,655	1,130,823
Time Warner Cable, Inc. †	81,753	11,299,900

		48,979,045

Consumer Durables—2.0%
AV Homes, Inc. * †	160,680	3,240,916
Cooper-Standard Holding, Inc. * †	28,760	1,402,050
Dorel Industries, Inc., Class B	128,773	4,501,904
Helen of Troy Ltd. * †	177,645	8,653,088

		17,797,958

Consumer Non-Durables—4.9%
Anheuser-Busch InBev NV - Sponsored ADR †	55,995	5,717,649
Archer-Daniels-Midland Co. †	73,225	2,947,306
Central Garden and Pet Co., Class A *	598,305	4,678,745
Crimson Wine Group Ltd * †	283,686	2,439,700
Energizer Holdings, Inc. †	32,390	3,574,237
Hanesbrands, Inc. †	53,748	3,767,735
Lorillard, Inc. †	201,810	10,358,907
Philip Morris International, Inc. †	42,950	3,673,943
Unilever NV	153,550	6,028,373

		43,186,595

Consumer Services—14.2%
Advance Auto Parts, Inc. †	25,225	2,547,977
Apollo Group, Inc., Class A * †	172,169	4,526,323
CRA International, Inc. * †	146,158	2,699,538
CVS Caremark Corp. †	102,510	6,864,070
DeVry Education Group, Inc.	89,988	3,198,173
eBay, Inc. *	176,647	8,924,206
Ennis, Inc. †	327,350	6,069,069
GNC Holdings, Inc., Class A †	112,910	6,794,924
Harte-Hanks, Inc.	107,813	858,191
Insperity, Inc. †	158,375	5,582,719
ITT Educational Services, Inc. * (a)	167,296	6,522,871
John Wiley & Sons, Inc., Class A	54,300	2,767,128
K12, Inc. * (a)	136,390	2,869,646
Liberty Interactive Corp., Class A * †	146,390	4,110,631
Macy’s, Inc.	140,501	7,483,083
Realogy Holdings Corp. *	59,663	2,827,430
Spartan Stores, Inc. †	249,356	5,785,068

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(continued)
Strayer Education, Inc. (a)	51,874	$1,927,119
Systemax, Inc. †	272,463	3,125,151
Tesco PLC - Sponsored ADR †	188,255	3,232,338
Tetra Tech, Inc. * †	186,290	5,326,031
Titan Machinery, Inc. * (a)	149,042	2,654,438
Viacom, Inc., Class B	50,867	4,078,007
Wal-Mart Stores, Inc. †	62,360	5,051,784
Walgreen Co. †	120,800	7,151,360
Walt Disney Co., (The) †	126,960	8,955,758
Wynn Resorts Ltd. †	20,040	3,324,035

		125,257,068

Energy—12.8%
Apache Corp. †	91,855	8,403,814
Canadian Natural Resources Ltd. †	127,315	4,191,210
Cenovus Energy, Inc. †	99,185	2,897,194
Diamond Offshore Drilling, Inc. (a) †	70,145	4,212,207
Emerald Oil, Inc. *	233,325	1,693,939
Ensco PLC, Class A †	41,810	2,470,135
EOG Resources, Inc. †	37,475	6,183,375
EQT Corp. †	84,670	7,206,264
Halliburton Co. †	151,035	7,956,524
Legacy Oil + Gas, Inc. *	635,783	3,662,110
National Oilwell Varco, Inc. †	54,515	4,442,973
Newfield Exploration Co. * †	93,920	2,639,152
Occidental Petroleum Corp. †	117,645	11,171,569
Phillips 66	71,697	4,990,828
Rosetta Resources, Inc. * †	78,005	3,944,713
Rowan Cos PLC, Class A * †	85,914	2,974,343
Royal Dutch Shell PLC, Class A - ADR	90,689	6,048,956
Schlumberger Ltd. †	94,225	8,331,375
SEACOR Holdings, Inc. †	33,050	3,075,303
Suncor Energy, Inc.	98,147	3,403,738
Talisman Energy, Inc. †	438,275	5,176,028
Tesoro Corp. †	52,525	3,079,541
Weatherford International Ltd. * †	331,865	5,197,006

		113,352,297

Finance—13.7%
ACE Ltd. †	70,295	7,224,920
AerCap Holdings NV *	160,105	3,367,008
American International Group, Inc. †	175,051	8,708,787

	Number of Shares	Value
Finance—(continued)
Aon PLC †	60,587	$4,946,323
Axis Capital Holdings Ltd. †	92,130	4,526,347
Berkshire Hathaway, Inc.,
Class B * †	105,720	12,319,552
Century Bancorp, Inc., Class A †	38,003	1,334,285
Citigroup, Inc. †	135,718	7,182,196
Cowen Group, Inc., Class A *	486,509	1,965,496
Endurance Specialty Holdings Ltd. †	101,890	5,797,541
Fairfax Financial Holdings Ltd. †	4,970	1,917,476
First Southern Bancorp, Inc. Class B 144A * ‡	64,350	337,194
Flushing Financial Corp. †	107,711	2,327,635
HF Financial Corp. †	83,779	1,090,803
JPMorgan Chase & Co. †	101,846	5,827,628
Leucadia National Corp. †	308,195	8,832,869
Loews Corp. †	83,730	3,964,616
Maiden Holdings Ltd. †	784,426	9,930,833
National Bank Holdings Corp., Class A †	79,735	1,688,787
National Western Life Insurance Co., Class A †	10,595	2,266,482
New Hampshire Thrift Bancshares, Inc.	29,529	445,888
Nicholas Financial, Inc. †	122,637	1,963,418
PartnerRe Ltd. †	55,885	5,750,567
Primus Guaranty Ltd. * †	129,701	1,063,548
Steel Excel, Inc. * †	229,697	6,488,940
Validus Holdings Ltd. †	139,217	5,575,641
White Mountains Insurance Group Ltd. †	6,855	4,132,400

		120,977,180

Health Care—11.7%
Alpha PRO Tech Ltd. *	485,210	960,716
AmerisourceBergen Corp. †	78,195	5,515,093
Amgen, Inc. †	45,164	5,152,309
Amsurg Corp. * †	143,785	6,947,691
Becton, Dickinson & Co. †	35,355	3,839,199
Charles River Laboratories International, Inc. * †	44,905	2,342,694
DaVita HealthCare Partners, Inc. *	74,179	4,417,359
Express Scripts Holding Co. * †	83,990	5,656,727
Fresenius Medical Care AG & Co. KGaA - ADR	219,287	7,639,959

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Health Care—(continued)
Humana, Inc.	63,765	$6,630,922
Laboratory Corp. of America Holdings * †	76,390	7,780,322
MFC Industrial Ltd (a)	237,160	1,814,274
Omnicare, Inc. †	101,980	5,841,414
Orthofix International NV * †	59,690	1,291,095
Pfizer, Inc. †	221,767	7,036,667
PharMerica Corp. *	212,459	4,797,324
Sanofi - ADR †	162,095	8,563,479
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	111,914	4,561,615
UnitedHealth Group, Inc. †	91,500	6,814,920
WuXi PharmaTech Cayman, Inc., - ADR * †	161,765	5,359,274

		102,963,053

Technology—18.1%
Actuate Corp. * †	568,519	4,468,559
Alliance Fiber Optic Products, Inc. (a)	65,796	970,491
Alpha & Omega Semiconductor Ltd *	409,968	3,177,252
Amkor Technology, Inc. * (a) †	600,100	3,600,600
Arrow Electronics, Inc. * †	47,280	2,427,355
Autodesk, Inc. * †	247,639	11,205,665
Avnet, Inc. †	55,985	2,233,801
ClickSoftware Technologies Ltd.	542,226	3,887,760
Coleman Cable, Inc. †	141,905	3,483,768
Comtech Telecommunications Corp.	90,313	2,902,660
Corning, Inc.	287,109	4,903,822
CSG Systems International, Inc. †	410,993	11,865,368
EMC Corp. †	292,404	6,973,835
Fiserv, Inc. * †	33,128	3,640,436
Flextronics International Ltd. *	549,022	4,161,587
GSI Group, Inc. *	436,051	4,787,840
Ingram Micro, Inc., Class A * †	186,129	4,362,864
Intel Corp. †	193,091	4,603,289
IXYS Corp.	165,310	2,034,966
Kulicke & Soffa Industries, Inc. * †	211,310	2,666,732
LSI Corp. †	436,745	3,524,532
Magnachip Semiconductor Corp. * †	114,400	2,322,320

	Number of Shares	Value
Technology—(continued)
Mellanox Technologies Ltd. * (a)	95,784	$3,729,829
Microsoft Corp. †	292,255	11,143,683
NetApp, Inc.	108,393	4,471,211
O2Micro International Ltd - ADR * (a)	911,730	2,534,609
ON Semiconductor Corp. * †	530,449	3,760,883
Oracle Corp. †	253,446	8,944,109
Pactera Technology International Ltd. - ADR *	249,465	1,756,234
QLogic Corp. * †	323,775	4,018,048
Reis, Inc. * †	126,192	2,255,051
Rovi Corp. * †	110,915	2,040,836
TE Connectivity Ltd.	97,900	5,161,288
Thermo Fisher Scientific, Inc. †	49,690	5,011,237
Travelsky Technology Ltd, Class H	7,037,185	6,671,955
Vishay Intertechnology, Inc. * †	342,321	4,426,211

		160,130,686

Transportation—0.7%
Aurizon Holdings Ltd	392,900	1,669,825
FedEx Corp.	32,413	4,495,683

		6,165,508

TOTAL COMMON STOCK (Cost $667,851,248)		870,155,322

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% 144A ‡	110	133,987

TOTAL PREFERRED STOCK (Cost $110,000)		133,987

	Number of Contracts
OPTIONS PURCHASED—0.0%
LinkedIn Corp. Put Options Expires 01/18/14 Strike Price $220	134	132,660
Splunk, Inc. Put Options Expires 02/22/14 Strike Price $60	677	84,625

TOTAL OPTIONS PURCHASED (Cost $993,367)		217,285

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
SECURITIES LENDING COLLATERAL—2.1%
BlackRock Liquidity Fund	17,923,365	$17,923,365

TOTAL SECURITIES LENDING COLLATERAL (Cost $17,923,365)		17,923,365

TOTAL INVESTMENTS—100.7%
(Cost $686,877,980)		888,429,959

SECURITIES SOLD SHORT—(74.8%)
COMMON STOCK—(74.8%)
Basic Industries—(1.4%)
American Pacific Corp. *	(67,737)	(2,800,925)
Ethanex Energy, Inc. *	(648)	(486)
Kennady Diamonds, Inc. *	(46,500)	(251,635)
Mountain Province Diamonds, Inc. *	(159,347)	(772,833)
Orchids Paper Products Co.	(91,034)	(2,980,453)
Tanzanian Royalty Exploration Corp. *	(193,370)	(415,746)
Texas Industries, Inc. *	(83,036)	(4,826,052)

		(12,048,130)

Capital Goods—(7.4%)
Acuity Brands, Inc.	(26,251)	(2,691,515)
Applied Energetics, Inc. *	(238,070)	(3,881)
Applied Nanotech Holdings, Inc. *	(8,285)	(314)
Armstrong World Industries, Inc. *	(91,463)	(4,865,832)
Builders FirstSource, Inc. *	(475,340)	(3,351,147)
Cummins, Inc.	(32,120)	(4,251,403)
DynaMotive Energy Systems Corp. * ‡	(72,185)	(7)
Interface, Inc.	(317,535)	(6,366,577)
Lindsay Corp.	(72,390)	(5,529,872)
Oshkosh Corp.	(84,680)	(4,128,150)
Polypore International, Inc. *	(84,250)	(3,199,815)
Smith & Wesson Holding Corp. *	(367,713)	(4,346,368)
Trex Co., Inc. *	(185,915)	(13,458,387)
Trinity Industries, Inc.	(92,965)	(4,825,813)
USG Corp. *	(118,280)	(3,239,689)
Wabash National Corp. *	(435,109)	(5,282,223)

		(65,540,993)

Communications—(5.3%)
Akamai Technologies, Inc. *	(57,760)	(2,583,027)
Angie’s List, Inc. *	(107,670)	(1,401,863)
Cogent Communications Group, Inc.	(128,465)	(5,011,420)
CTC Communications Group, Inc. * ‡	(98,900)	(10)

	Number of Shares	Value
Communications—(continued)
eGain Communications Corp. *	(160,300)	$(1,845,053)
Equinix, Inc. *	(31,117)	(5,000,502)
Facebook, Inc., Class A *	(74,859)	(3,519,122)
Interliant, Inc. * ‡	(600)	0
LinkedIn Corp., Class A *	(19,303)	(4,324,451)
LivePerson, Inc. *	(206,805)	(2,541,633)
Marketo, Inc. *	(24,742)	(719,992)
NTELOS Holdings Corp.	(159,561)	(3,416,201)
Pandora Media, Inc. *	(166,568)	(4,730,531)
Rackspace Hosting, Inc. *	(40,545)	(1,549,224)
Shutterfly, Inc. *	(39,154)	(1,849,243)
Shutterstock, Inc. *	(29,484)	(2,181,226)
Trulia, Inc. *	(51,591)	(1,771,635)
Twitter, Inc. *	(61,198)	(2,544,001)
Yelp, Inc. *	(31,835)	(1,932,066)

		(46,921,200)

Consumer Durables—(4.3%)
American Axle & Manaufacturing Holdings, Inc. *	(250,628)	(5,012,560)
Cavco Industries, Inc. *	(59,686)	(4,027,014)
Ethan Allen Interiors, Inc.	(164,542)	(5,084,348)
iRobot Corp. *	(165,370)	(5,491,938)
KB Home	(187,370)	(3,284,596)
Qsound Labs, Inc. *	(4,440)	(19)
Select Comfort Corp. *	(137,008)	(2,892,239)
SodaStream International Ltd. *	(72,570)	(4,171,324)
Standard Pacific Corp. *	(457,246)	(3,740,272)
Tesla Motors, Inc. *	(32,820)	(4,177,330)

		(37,881,640)

Consumer Non-Durables—(4.3%)
Amish Naturals, Inc. * ‡	(25,959)	(156)
Annie’s, Inc. *	(101,847)	(4,679,870)
Black Diamond, Inc. *	(185,195)	(2,472,353)
Boulder Brands, Inc. *	(177,725)	(2,720,970)
Columbia Sportswear Co.	(53,868)	(3,737,901)
Deckers Outdoor Corp. *	(65,863)	(5,442,918)
Female Health Co., (The)	(336,400)	(3,081,424)
Green Mountain Coffee Roasters, Inc. *	(26,781)	(1,804,504)
Iconix Brand Group, Inc. *	(94,680)	(3,756,902)
Monster Beverage Corp. *	(82,130)	(4,860,453)
Quiksilver, Inc. *	(598,512)	(5,326,757)
Valence Technology, Inc. *	(27,585)	(138)

		(37,884,346)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(18.0%)
Acxiom Corp. *	(274,603)	$(9,138,788)
Arctic Cat, Inc.	(75,045)	(4,222,782)
Bankrate, Inc. *	(245,456)	(4,599,845)
Best Buy Co., Inc.	(90,043)	(3,651,244)
Bravo Brio Restaurant Group, Inc. *	(136,870)	(2,185,814)
Buffalo Wild Wings, Inc. *	(18,592)	(2,793,262)
Concur Technologies, Inc. *	(40,195)	(3,902,533)
Conn’s, Inc. *	(66,435)	(4,008,024)
Container Store Group, Inc. (The) *	(71,836)	(2,923,007)
Corporate Resource Services, Inc. *	(131,352)	(352,023)
Cracker Barrel Old Country Store, Inc.	(23,578)	(2,557,977)
Cumulus Media, Inc., Class A *	(588,735)	(4,109,370)
Fairway Group Holdings Corp. *	(140,711)	(2,672,102)
Fresh Market, Inc., (The) *	(85,754)	(3,491,045)
H&R Block, Inc.	(173,790)	(4,847,003)
Haverty Furniture Cos., Inc.	(87,660)	(2,498,310)
hhgregg, Inc. *	(176,580)	(2,631,042)
Ignite Restaurant Group, Inc. *	(47,799)	(590,318)
Imax Corp. *	(96,575)	(2,977,407)
inContact, Inc. *	(257,945)	(1,934,587)
Lululemon Athletica, Inc. *	(87,285)	(6,085,510)
Manchester United PLC, Class A *	(136,165)	(2,325,698)
Mattress Firm Holding Corp. *	(90,297)	(3,352,728)
Medidata Solutions, Inc. *	(38,425)	(4,569,117)
Monro Muffler Brake, Inc.	(57,895)	(3,071,909)
Multimedia Games Holding Co., Inc. *	(90,124)	(2,613,596)
Netflix, Inc. *	(29,411)	(10,758,544)
Noodles & Co. *	(4,449)	(180,763)
Nutrisystem, Inc.	(69,678)	(1,371,263)
Potbelly Corp. *	(144,924)	(4,039,756)
Red Robin Gourmet Burgers, Inc. *	(74,368)	(5,927,873)
Rentrak Corp. *	(91,570)	(3,653,643)
RetailMeNot, Inc. *	(116,779)	(3,348,054)
Sears Holdings Corp. *	(43,590)	(2,769,273)
Sirius XM Holdings, Inc.	(879,438)	(3,315,481)
Sprouts Farmers Market, Inc. *	(61,050)	(2,310,132)
Sturm Ruger & Co., Inc.	(79,962)	(6,151,477)
Texas Roadhouse, Inc.	(167,684)	(4,691,798)

	Number of Shares	Value
Consumer Services—(continued)
Ulta Salon Cosmetics & Fragrance, Inc. *	(16,646)	$(2,113,043)
Ultimate Software Group, Inc. *	(13,502)	(2,115,628)
Viggle, Inc. *	(4,896)	(2,546)
VistaPrint NV *	(62,615)	(3,590,031)
Wendy’s Co., (The)	(770,555)	(6,634,479)
Zillow, Inc., Class A *	(54,198)	(4,261,047)
Zumiez, Inc. *	(135,561)	(3,764,529)

		(159,104,401)

Energy—(0.7%)
Beard Co. *	(9,710)	(83)
Crescent Point Energy Corp.	(32,120)	(1,212,402)
Goodrich Petroleum Corp. *	(72,191)	(1,388,955)
Neste Oil OYJ	(168,005)	(3,209,705)

		(5,811,145)

Finance—(1.4%)
Financial Engines, Inc.	(49,761)	(3,371,308)
Green Dot Corp., Class A *	(145,407)	(3,526,120)
WisdomTree Investments, Inc. *	(370,166)	(5,670,943)

		(12,568,371)

Health Care—(15.1%)
ABIOMED, Inc. *	(148,605)	(4,248,617)
Accelerate Diagnostics, Inc. *	(301,926)	(4,088,078)
Accuray, Inc. *	(345,165)	(2,754,417)
Advisory Board Co., (The) *	(65,150)	(4,216,508)
Air Methods Corp.	(44,265)	(2,477,069)
Albany Molecular Research, Inc. *	(674,236)	(8,144,771)
Align Technology, Inc. *	(48,623)	(2,656,761)
Arena Pharmaceuticals, Inc. *	(279,895)	(1,824,915)
athenahealth, Inc. *	(24,412)	(3,202,122)
AVANIR Pharmaceuticals, Inc., Class A *	(702,330)	(3,118,345)
Biotime, Inc. *	(105,150)	(419,549)
BodyTel Scientific, Inc. * ‡	(4,840)	0
CareView Communications, Inc. *	(207,465)	(95,434)
Cerner Corp. *	(132,450)	(7,611,902)
Endologix, Inc. *	(218,370)	(3,902,272)
Exact Sciences Corp. *	(235,682)	(2,894,175)
Fluidigm Corp. *	(84,349)	(2,680,611)
Forest Laboratories, Inc. *	(100,480)	(5,155,629)
GenMark Diagnostics, Inc. *	(120,315)	(1,431,748)
HealthStream, Inc. *	(79,135)	(2,662,101)
HeartWare International, Inc. *	(55,720)	(5,371,408)
IDEXX Laboratories, Inc. *	(42,760)	(4,453,882)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Health Care—(continued)
ImmunoGen, Inc. *	(112,190)	$(1,630,121)
Insulet Corp. *	(86,530)	(3,203,341)
Intuitive Surgical, Inc. *	(12,063)	(4,546,545)
Lannett Co, Inc. *	(182,159)	(5,380,977)
Lifevantage Corp. *	(517,094)	(992,820)
Ligand Pharmaceuticals, Inc., Class B *	(59,684)	(3,323,205)
MiMedx Group, Inc. *	(581,605)	(3,664,111)
Mindray Medical International Ltd. - ADR	(80,220)	(3,193,558)
Novavax, Inc. *	(530,855)	(1,974,781)
Opko Health, Inc. *	(174,539)	(1,839,641)
Organovo Holdings, Inc. *	(498,080)	(4,422,950)
Quidel Corp. *	(137,935)	(3,470,445)
ResMed, Inc.	(69,265)	(3,380,825)
Seattle Genetics, Inc. *	(149,633)	(6,148,420)
Spectrum Pharmaceuticals, Inc.	(331,995)	(3,197,112)
Staar Surgical Co. *	(129,361)	(1,632,536)
TherapeuticsMD, Inc. *	(439,187)	(2,147,624)
Utah Medical Products, Inc.	(11,646)	(619,684)
Wright Medical Group, Inc. *	(160,842)	(4,794,700)

		(132,973,710)

Technology—(15.0%)
3D Systems Corp. *	(71,757)	(5,393,256)
Alliance Fiber Optic Products, Inc.	(452,764)	(6,678,269)
ANTs Software, Inc. * ‡	(10,334)	(98)
CalAmp Corp. *	(180,835)	(4,510,025)
Cavium, Inc. *	(131,032)	(4,743,358)
Ciena Corp. *	(205,185)	(4,557,159)
CommVault Systems, Inc. *	(27,895)	(2,087,941)
Consygen, Inc. * ‡	(200)	0
Cornerstone OnDemand, Inc. *	(43,383)	(2,187,371)
Cray, Inc. *	(150,460)	(3,582,453)
Cree, Inc. *	(34,285)	(1,913,103)
Ener1, Inc. * ‡	(102,820)	(10)
Enphase Energy, Inc. *	(273,975)	(1,986,319)
First Solar, Inc. *	(89,553)	(5,357,060)
Generac Holdings, Inc.	(83,403)	(4,442,044)
Himax Technologies, Inc. - ADR	(270,524)	(2,705,240)
Imageware Systems, Inc. *	(388,259)	(726,044)
Infinera Corp. *	(273,980)	(2,548,014)
IntraLinks Holdings, Inc. *	(416,401)	(4,542,935)
InvenSense, Inc. *	(123,458)	(2,134,589)
IPG Photonics Corp.	(88,730)	(6,434,700)

	Number of Shares	Value
Technology—(continued)
Methode Electronics, Inc.	(133,117)	$(3,851,075)
Neonode, Inc. *	(252,491)	(1,598,268)
Nestor, Inc. *	(15,200)	(30)
NetSuite, Inc. *	(21,318)	(2,048,233)
Parkervision, Inc. *	(159,938)	(668,541)
Power Integrations, Inc.	(59,220)	(3,165,901)
Proofpoint, Inc. *	(111,005)	(3,385,652)
QLIK Technologies, Inc. *	(167,595)	(4,203,283)
Red Hat, Inc. *	(109,992)	(5,153,125)
Salesforce.com, Inc. *	(49,283)	(2,567,151)
SciQuest Inc *	(152,017)	(4,250,395)
ServiceNow, Inc. *	(51,005)	(2,708,876)
Silver Spring Networks, Inc. *	(142,990)	(2,958,463)
Sonus Networks, Inc. *	(987,632)	(2,874,009)
Splunk, Inc. *	(59,676)	(4,306,220)
Spreadtrum Communications, Inc. - ADR	(76,435)	(2,339,675)
Tessco Technologies, Inc.	(108,808)	(4,288,123)
Textura Corp. *	(79,582)	(2,694,647)
Tiger Telematics, Inc. * ‡	(6,510)	(7)
TigerLogic Corp. *	(96,490)	(191,050)
Tower Semiconductor Ltd. *	—	0
Uni-Pixel, Inc. *	(22,125)	(284,749)
Veeva Systems, Inc., Class A *	(85,019)	(3,442,419)
ViaSat, Inc. *	(70,207)	(4,224,355)
Violin Memory, Inc. *	(301,198)	(1,039,133)
Workday, Inc., Class A *	(39,020)	(3,213,297)
WorldGate Communications, Inc. *	(582,655)	(291)
Xybernaut Corp. * ‡	(34,156)	0

		(131,986,956)

Transportation—(1.6%)
American Railcar Industries, Inc.	(183,129)	(7,947,799)
Arkansas Best Corp.	(90,623)	(2,948,872)
Student Transportation, Inc.	(569,485)	(3,582,061)

		(14,478,732)

Utilities—(0.3%)
SolarCity Corp. *	(58,713)	(3,069,516)

TOTAL COMMON STOCK (Proceeds $527,411,339)		(660,269,140)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
WARRANTS SOLD SHORT—0.0%
Technology—0.0%
Tower Semiconductor Ltd. Series 9 Exercise Price $7.33, Expires 06/27/17	(10)	$0

TOTAL WARRANTS SOLD SHORT (Proceeds $0)		0

TOTAL SECURITIES SOLD SHORT —(74.8%) (Proceeds $527,411,339)		(660,269,140)

	Number of Contracts
OPTIONS WRITTEN ††—(0.3%)
Arena Pharmaceuticals, Inc. Call Options Expires 01/18/14 Strike Price $10	(1,140)	(4,560)
Netflix, Inc. Call Options Expires 01/17/15 Strike Price $300	(116)	(1,238,300)
SolarCity Corp. Call Options Expires 01/18/14 Strike Price $50	(585)	(353,925)
Sturm Ruger & Co., Inc. Call Options Expires 01/17/15 Strike Price $70.50	(217)	(222,425)
Tesla Motors, Inc. Call Options Expires 01/17/15 Strike Price $175	(200)	(342,000)

TOTAL OPTIONS WRITTEN (Premiums received $2,494,274)		(2,161,210)

OTHER ASSETS IN EXCESS OF LIABILITIES—74.4%		656,263,816

NET ASSETS—100.0%		$882,263,425

ADR	— American Depositary Receipt
PLC	— Public Limited Company
144A

— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2013, these securities amounted to $471,181 or 0.05% of net assets. These 144A securities have not been deemed illiquid.

*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At November 30, 2013, the market value of securities on loan was $17,492,157.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	— Primary risk exposure is equity contracts.
‡

— Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of November 30, 2013 long positions amounted to $471,181 and short positions amounted to ($288), or 0.05% and 0.0%, respectively, of net assets.

**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$686,877,980

Gross unrealized appreciation	213,627,534
Gross unrealized depreciation	(12,075,555)

Net unrealized appreciation	$201,551,979

The accompanying notes are an integral part of the portfolio of investments.

NOVEMBER 30, 2013
ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$42,204,043	42,204,043	$—	$—
Capital Goods	89,141,889	89,141,889	—	—
Communications	48,979,045	48,979,045	—	—
Consumer Durables	17,797,958	17,797,958	—	—
Consumer Non-Durables	43,186,595	43,186,595	—	—
Consumer Services	125,257,068	125,257,068	—	—
Energy	113,352,297	113,352,297	—	—
Finance	120,977,180	120,639,986	—	337,194
Health Care	102,963,053	102,963,053	—	—
Technology	160,130,686	160,130,686	—	—
Transportation	6,165,508	6,165,508	—	—
Preferred Stocks
Finance	133,987		—	133,987
Options Purchased
Equity Contracts	217,285	217,285	—	—
Securities Lending Collateral	17,923,365	17,923,365	—	—

Total Assets	$888,429,959	$887,958,778	$—	$471,181

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(12,048,130)	$(12,048,130)	$—	$—
Capital Goods	(65,540,993)	(65,540,986)	—	(7)
Communications	(46,921,200)	(46,921,190)	—	(10)
Consumer Durables	(37,881,640)	(37,881,640)	—	—
Consumer Non-Durables	(37,884,346)	(37,884,190)	—	(156)
Consumer Services	(159,104,401)	(159,104,401)	—	—
Energy	(5,811,145)	(5,811,145)	—	—
Finance	(12,568,371)	(12,568,371)	—	—
Health Care	(132,973,710)	(132,973,710)	—	—
Technology	(131,986,956)	(131,986,841)	—	(115)
Transportation	(14,478,732)	(14,478,732)	—	—
Utilities	(3,069,516)	(3,069,516)	—	—
Options Written
Equity Contracts	(2,161,210)	(2,161,210)	—	—

Total Liabilities	$(662,430,350)	$(662,430,062)	$—	$(288)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—94.2%
COMMON STOCK—94.2%
Basic Industries—5.9%
AuRico Gold, Inc.	852,275	$3,360,813
Berry Plastics Group, Inc. * †	619,113	13,279,974
Crown Holdings, Inc. * †	421,234	18,593,269
Cytec Industries, Inc.	29,194	2,612,279
Graphic Packaging Holding Co. * †	2,734,904	24,559,438
Huntsman Corp. †	623,310	14,292,498
International Paper Co. †	362,381	16,905,074
Lintec Corp.	562,800	10,350,375
LyondellBasell Industries NV, Class A	133,082	10,271,269
Owens-Illinois, Inc. * †	345,250	11,393,250
Rexam PLC	1,709,792	13,963,494
Silgan Holdings, Inc.	138,307	6,465,852
Smurfit Kappa Group PLC *	299,452	7,110,901
Yamana Gold, Inc.	360,987	3,281,372

		156,439,858

Capital Goods—12.5%
3M Co.	50,326	6,719,024
ABB Ltd. - Sponsored ADR *	195,508	4,995,229
AGCO Corp. †	90,035	5,247,240
Babcock & Wilcox Co., (The)	115,354	3,745,544
Boeing Co. (The) †	90,357	12,130,427
Carlisle Cos, Inc. †	82,090	6,034,436
CENTROTEC Sustainable AG	120,444	3,118,442
Cubic Corp. †	144,860	8,117,954
Curtiss-Wright Corp. †	140,014	7,388,539
Dover Corp. †	87,342	7,925,413
Flowserve Corp.	125,139	8,932,422
HB Fuller Co. †	329,816	16,896,474
Honeywell International, Inc. †	89,405	7,913,237
Hubbell, Inc., Class B †	44,045	4,752,896
Huntington Ingalls Industries, Inc. †	145,111	11,932,478
Hyundai Mobis Co. Ltd.	33,749	9,788,757
Komatsu Ltd.	332,400	6,932,766
Koninklijke Philips NV	345,525	12,355,974
LISI	29,760	4,527,852
Lockheed Martin Corp. †	122,919	17,413,935
Masco Corp.	300,181	6,730,058
Minerals Technologies, Inc. †	187,898	11,161,141

	Number of Shares	Value
Capital Goods—(continued)
MSC Industrial Direct Co., Inc., Class A †	84,806	$6,517,341
Northrop Grumman Corp. †	94,190	10,613,329
Parker Hannifin Corp. †	81,186	9,566,958
Raytheon Co. †	134,466	11,924,445
Rexel SA	413,362	10,478,121
Rheinmetall AG	96,409	5,927,905
Siemens AG - Sponsored ADR	94,622	12,501,459
Smiths Group PLC	514,770	11,551,266
Standex International Corp.	127,486	7,511,475
Tarkett SA *	266,136	10,451,029
Textron, Inc. †	246,665	8,196,678
Timken Co. †	169,949	8,796,560
Triumph Group, Inc. †	157,951	11,678,897
Tyco International Ltd. †	190,185	7,253,656
United Technologies Corp. †	72,389	8,025,045
WESCO International, Inc. *	58,031	4,989,505

		330,743,907

Communications—5.9%
AVG Technologies NV *	190,055	3,284,150
Baidu, Inc. - Sponsored ADR * †	68,547	11,417,874
Comcast Corp., Class A †	298,232	14,872,830
Daum Communications Corp.	79,937	6,414,900
Google, Inc., Class A * †	12,701	13,457,853
IAC/InterActiveCorp. †	198,266	11,342,798
Liberty Global PLC, Class A *	80,445	6,902,985
Liberty Global PLC, Series C * †	248,374	20,230,062
NetEase, Inc. - ADR * †	205,976	14,791,137
Perfect World Co. Ltd. - Sponsored ADR †	184,477	3,499,529
Sina Corp. * †	93,663	7,218,607
Sohu.com, Inc. *	75,773	5,106,342
Time Warner Cable, Inc. †	71,562	9,891,300
Vodafone Group PLC - Sponsored ADR †	272,006	10,088,703
Windstream Holdings, Inc. †	558,638	4,508,209
Yahoo!, Inc. * †	374,789	13,859,697

		156,886,976

Consumer Durables—3.7%
Aisin Seiki Co. Ltd.	276,600	11,152,805
Hyundai Motor Co.	48,185	11,465,893
Lear Corp. †	234,701	19,459,060
Newell Rubbermaid, Inc. †	420,200	12,753,070
NVR, Inc. *	12,206	11,839,576

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Durables—(continued)
Samsung Electronics Co. Ltd.	4,017	$5,668,165
Toyota Motor Corp.	277,800	17,348,526
TRW Automotive Holdings Corp. * †	124,252	9,641,955

		99,329,050

Consumer Non-Durables—5.2%
Activision Blizzard, Inc. †	961,057	16,539,791
Aryzta AG	164,564	12,244,874
British American Tobacco PLC	228,408	12,151,457
Britvic PLC	906,992	10,032,670
Constellation Brands, Inc., Class A * †	91,636	6,452,091
Dean Foods Co. * †	469,403	8,439,866
Henkel AG & Co. KGaA	171,470	16,947,894
Johnson Outdoors, Inc., Class A	85,864	2,459,145
Lorillard, Inc. †	185,820	9,538,141
Philip Morris International, Inc.	118,039	10,097,056
Stock Spirits Group PLC *	1,907,245	7,794,322
Tyson Foods, Inc., Class A †	559,285	17,723,742
Unilever NV †	200,400	7,867,704

		138,288,753

Consumer Services—11.0%
Bed Bath & Beyond, Inc. * †	160,468	12,521,318
CBS Corp., Class B non-voting shares †	160,875	9,420,840
Ctrip.com International Ltd. - ADR * †	137,719	6,580,214
CVS Caremark Corp. †	209,448	14,024,638
eBay, Inc. * †	352,884	17,827,700
Equifax, Inc. †	170,688	11,492,423
Expedia, Inc. †	227,798	14,508,455
Foot Locker, Inc. †	239,647	9,319,872
FTI Consulting, Inc. * †	184,205	8,272,647
Gannett Co., Inc. †	352,455	9,537,432
Global Sources Ltd. *	210,479	1,622,793
Liberty Media Corp. * †	74,825	11,482,645
Live Nation Entertainment, Inc. *	365,973	6,722,924
Macy’s, Inc. †	258,083	13,745,501
Manpower, Inc. †	216,316	17,290,138
Moody’s Corp. †	136,195	10,164,233
News Corp., Class A * †	719,370	12,919,885
Odyssey Marine Exploration, Inc. * †	671,240	1,376,042

	Number of Shares	Value
Consumer Services—(continued)
Omnicom Group, Inc. †	198,291	$14,167,892
Rite Aid Corp. *	2,205,622	13,057,282
Robert Half International, Inc. †	254,390	9,827,086
Six Flags Entertainment Corp.	168,572	6,272,564
Target Corp.	92,117	5,889,040
Time Warner, Inc. †	143,885	9,454,683
Towers Watson & Co., Class A	62,181	7,001,581
Travelzoo Inc *	118,581	2,547,120
ValueClick, Inc. *	123,376	2,640,246
Viacom, Inc., Class B †	140,860	11,292,746
Walt Disney Co., (The) * †	148,170	10,451,912
WPP PLC	492,760	10,875,594

		292,307,446

Energy—9.2%
Antero Resources Corp. * †	286,274	15,716,443
Cameron International Corp. * †	110,947	6,145,354
Canacol Energy Ltd. *	850,488	3,962,087
Canadian Natural Resources Ltd.	193,673	6,375,715
Diamondback Energy, Inc. * †	163,195	8,117,319
Energen Corp. †	221,346	15,974,541
Ensco PLC, Class A	140,572	8,304,994
EOG Resources, Inc. †	139,882	23,080,530
EQT Corp. †	182,544	15,536,320
Exxon Mobil Corp. †	371,223	34,701,926
Gulfport Energy Corp. * †	159,110	9,296,797
Halliburton Co. †	227,661	11,993,181
Inpex Corp.	360,800	4,186,462
Kosmos Energy Ltd. * †	408,529	4,252,787
Marathon Oil Corp. †	136,765	4,929,011
Occidental Petroleum Corp. †	193,478	18,372,671
Phillips 66 †	263,884	18,368,965
Rosetta Resources, Inc. * †	100,847	5,099,833
Schlumberger Ltd. †	115,791	10,238,240
Southwestern Energy Co. * †	253,564	9,802,784
Tesoro Corp. †	148,947	8,732,763

		243,188,723

Finance—15.7%
ACE Ltd. †	134,371	13,810,651
Allianz SE, Registered Shares	47,462	8,234,532
Allstate Corp., (The) †	230,989	12,535,773
Axis Capital Holdings Ltd. †	243,605	11,968,314
Bangkok Bank PCL	704,500	4,125,867
Bank of America Corp. †	978,199	15,475,108

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
BB&T Corp. †	406,098	$14,107,844
Berkshire Hathaway, Inc., Class B * †	108,487	12,641,990
Capital One Financial Corp. †	254,875	18,256,696
CapitalSource, Inc. †	268,502	3,775,138
Charles Schwab Corp., (The) †	315,429	7,721,702
Citigroup, Inc. †	393,432	20,820,421
Comerica, Inc. †	163,376	7,409,102
Discover Financial Services †	232,198	12,376,153
Everest Re Group Ltd.	38,701	6,069,478
Fifth Third Bancorp †	835,630	16,980,002
First NBC Bank Holding Co. *	130,204	3,760,292
First Niagara Financial Group, Inc. †	589,360	6,565,470
Goldman Sachs Group, Inc., (The) †	73,112	12,351,541
Huntington Bancshares, Inc. †	1,366,845	12,547,637
JPMorgan Chase & Co. †	383,706	21,955,657
MetLife, Inc. †	186,532	9,735,105
Morgan Stanley †	158,397	4,957,826
PNC Financial Services Group, Inc. †	130,615	10,050,824
Raymond James Financial, Inc. †	188,998	9,105,924
Regions Financial Corp. †	1,350,131	13,136,775
Reinsurance Group of America, Inc. †	102,358	7,674,803
SLM Corp.	363,123	9,677,228
Standard Chartered PLC	368,756	8,722,152
State Street Corp. †	225,386	16,365,277
SunTrust Banks, Inc. †	277,475	10,052,919
TD Ameritrade Holding Corp. †	284,170	8,178,413
Torchmark Corp. †	97,570	7,415,320
Travelers Cos., Inc., (The)	125,121	11,353,480
US Bancorp †	176,870	6,936,841
Validus Holdings Ltd. †	291,107	11,658,835
Wells Fargo & Co. †	410,711	18,079,498
WR Berkley Corp. †	258,172	11,305,352

		417,895,940

Health Care—9.3%
AbbVie, Inc. †	217,420	10,533,999
Amgen, Inc. †	56,164	6,407,189
AstraZeneca PLC - Sponsored ADR †	266,044	15,215,056

	Number of Shares	Value
Health Care—(continued)
Bayer AG - Sponsored ADR	71,528	$9,548,988
Boston Scientific Corp. * †	747,671	8,658,030
Cardinal Health, Inc. †	194,584	12,570,126
CareFusion Corp. * †	155,299	6,188,665
Chemed Corp. †	158,362	12,341,151
CIGNA Corp. †	95,115	8,317,807
Covidien PLC †	189,546	12,938,410
DaVita HealthCare Partners, Inc. * †	184,914	11,011,629
Endo Health Solutions, Inc. * †	95,611	6,424,103
Express Scripts Holding Co. * †	222,686	14,997,902
ICON PLC *	101,861	3,884,979
Integra LifeSciences Holdings Corp. * †	105,753	4,912,227
Johnson & Johnson †	61,862	5,855,857
Laboratory Corp. of America Holdings *	75,755	7,715,647
McKesson Corp. †	70,237	11,651,616
Omnicare, Inc. †	233,712	13,387,023
Pfizer, Inc. †	219,031	6,949,854
Quest Diagnostics, Inc. †	163,760	9,979,534
Roche Holding AG - Sponsored ADR †	77,526	5,430,696
Sanofi - ADR	216,837	11,455,499
Select Medical Holdings Corp. †	1,145,756	9,922,247
UnitedHealth Group, Inc. †	127,430	9,490,986
Universal Health Services, Inc., Class B †	131,267	10,820,339

		246,609,559

Real Estate Investment Trusts—1.1%
American Homes 4 Rent, Class A *	365,007	5,986,115
American Residential Properties, Inc. * †	275,420	4,836,375
Boston Properties, Inc. †	40,513	4,030,638
BRE Properties, Inc.	116,210	5,953,438
Equity Residential	70,201	3,618,160
Post Properties, Inc. †	130,593	5,597,216

		30,021,942

Technology—14.1%
Agilent Technologies, Inc. †	168,718	9,038,223
Alliance Data Systems Corp. * †	35,502	8,600,714
Amdocs Ltd. †	251,499	10,175,649

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Technology—(continued)
Analog Devices, Inc. †	215,811	$10,406,406
Apple, Inc. †	7,065	3,928,634
Arrow Electronics, Inc. * †	343,972	17,659,522
Avago Technologies Ltd.	373,065	16,687,197
Avnet, Inc. †	361,460	14,422,254
Brocade Communications Systems, Inc. *	2,446,732	21,506,774
CA, Inc. †	310,783	10,255,839
CDW Corp. †	417,570	9,311,811
Cisco Systems, Inc. †	481,082	10,222,992
EMC Corp. †	612,667	14,612,108
Flextronics International Ltd. * †	2,086,398	15,814,897
Global Payments, Inc.	201,581	12,709,682
Harris Corp. †	118,084	7,617,599
LSI Corp. †	1,856,145	14,979,090
MediaTek, Inc.	1,363,000	20,032,277
Microsoft Corp. †	466,670	17,794,127
NetApp, Inc. †	426,308	17,585,205
ON Semiconductor Corp. *	1,702,096	12,067,861
QUALCOMM, Inc. †	148,030	10,892,047
Seagate Technology PLC †	309,072	15,156,891
Symantec Corp. †	330,177	7,425,681
TE Connectivity Ltd. †	149,366	7,874,576
Texas Instruments, Inc. †	344,995	14,834,785
Total System Services, Inc.	204,185	6,339,944
Vantiv, Inc., Class A * †	442,353	13,403,296
Western Digital Corp. †	242,940	18,230,218
Xerox Corp. †	440,263	5,010,193

		374,596,492

Transportation—0.4%
Norfolk Southern Corp. †	112,581	9,872,228

		9,872,228

Utilities—0.2%
AES Corp.	337,903	4,923,247

		4,923,247

TOTAL COMMON STOCK—94.2% (Cost $2,168,315,633)		2,501,104,121

TOTAL INVESTMENTS—94.2% (Cost $2,168,315,633)		2,501,104,121

SECURITIES SOLD SHORT—(47.3%)
COMMON STOCK—(47.3%)
Basic Industries—(3.1%)
Antofagasta PLC	(255,717)	(3,308,827)

	Number of Shares	Value
Basic Industries—(continued)
Aptargroup, Inc.	(130,324)	$(8,460,634)
Compass Minerals International, Inc.	(119,618)	(8,558,668)
EI Du Pont de Nemours & Co.	(119,266)	(7,320,547)
Fibria Celulose SA - Sponsored ADR *	(623,553)	(7,526,285)
K+S AG, Registered Shares	(291,921)	(8,145,542)
Kenmare Resources PLC *	(7,056,864)	(2,334,852)
Quanex Building Products Corp.	(403,245)	(7,193,891)
Resolute Forest Products *	(428,698)	(6,944,908)
Scotts Miracle-Gro Co. (The), Class A	(162,024)	(9,491,366)
Solvay SA	(48,024)	(7,308,781)
Wausau Paper Corp.	(413,082)	(5,014,815)

		(81,609,116)

Capital Goods—(6.0%)
Acuity Brands, Inc.	(83,628)	(8,574,379)
Alstom SA	(160,681)	(5,890,119)
Altra Holdings, Inc.	(47,915)	(1,455,658)
Boral Ltd.	(2,086,684)	(9,139,862)
Briggs & Stratton Corp.	(359,106)	(7,261,123)
Caterpillar, Inc.	(66,215)	(5,601,789)
Deere & Co.	(74,052)	(6,238,140)
Fastenal Co.	(181,897)	(8,463,667)
Interface, Inc.	(190,259)	(3,814,693)
James Hardie Industries PLC	(224,831)	(2,560,374)
Kennametal, Inc. †	(74,838)	(3,553,308)
Kubota Corp.	(155,000)	(2,653,338)
Manitex International, Inc. *	(87,630)	(1,167,232)
Manitowoc Co., Inc., (The)	(285,457)	(5,877,560)
Mitsubishi Electric Corp.	(378,000)	(4,376,123)
Oshkosh Corp.	(74,750)	(3,644,062)
Polypore International, Inc. *	(151,598)	(5,757,692)
Raven Industries, Inc.	(197,243)	(7,919,306)
Regal-Beloit Corp.	(42,600)	(3,134,508)
Roper Industries, Inc.	(50,163)	(6,506,141)
SGL Carbon SE	(262,817)	(10,758,611)
Simpson Manufacturing Co., Inc.	(239,378)	(8,689,421)
Sun Hydraulics Corp.	(152,924)	(6,571,144)
Toro Co., (The)	(64,339)	(3,970,360)
Trex Co., Inc. *	(90,574)	(6,556,652)
Trinity Industries, Inc.	(94,692)	(4,915,462)
Vulcan Materials Co.	(113,245)	(6,383,621)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Capital Goods—(continued)
Weichai Power Co. Ltd., Class H	(765,000)	$(3,377,598)
Zep, Inc.	(182,102)	(3,507,285)

		(158,319,228)

Communications—(4.1%)
America Movil SAB de CV, Series L - ADR	(346,464)	(8,051,823)
Angie’s List, Inc. *	(297,990)	(3,879,830)
AOL, Inc. *	(28,797)	(1,283,770)
Belgacom SA	(257,965)	(7,661,592)
CenturyLink, Inc.	(131,039)	(4,022,897)
Cogent Communications Group, Inc.	(175,865)	(6,860,494)
Equinix, Inc. *	(40,077)	(6,440,374)
Eutelsat Communications SA	(129,597)	(3,807,659)
France Telecom SA	(557,738)	(7,271,348)
Internap Network Services Corp. *	(396,156)	(3,046,440)
Level 3 Communications, Inc. *	(88,094)	(2,679,819)
Millicom International Cellular SA - SDR	(86,647)	(7,772,983)
Rackspace Hosting, Inc. *	(30,875)	(1,179,734)
Shutterstock, Inc. *	(69,906)	(5,171,646)
Sprint Corp. *	(475,228)	(3,987,163)
Telefonica SA - Sponsored ADR	(447,525)	(7,352,836)
Twitter, Inc. *	(39,168)	(1,628,214)
Verizon Communications, Inc.	(79,866)	(3,962,951)
Yelp, Inc. *	(101,181)	(6,140,675)
YY, Inc. - ADR *	(190,096)	(9,577,036)
Zynga, Inc., Class A *	(1,444,464)	(6,283,418)

		(108,062,702)

Consumer Durables—(0.7%)
American Axle & Manaufacturing Holdings, Inc. *	(397,666)	(7,953,320)
iRobot Corp. *	(214,637)	(7,128,095)
Modine Manufacturing Co. *	(306,967)	(4,076,522)

		(19,157,937)

Consumer Non-Durables—(3.9%)
Annie’s, Inc. *	(132,145)	(6,072,063)
Beiersdorf AG	(93,570)	(9,489,285)
C&C Group PLC *	(1,342,449)	(8,111,289)
Clorox Co., (The)	(97,005)	(9,037,956)
Deckers Outdoor Corp. *	(100,678)	(8,320,030)
Fossil Group, Inc. *	(37,202)	(4,734,698)
Giant Interactive Group, Inc.	(737,647)	(8,283,776)

	Number of Shares	Value
Consumer Non-Durables —(continued)
Green Mountain Coffee Roasters, Inc. *	(127,509)	$(8,591,556)
Guess?, Inc.	(267,837)	(9,176,096)
Hillshire Brands Co.	(278,688)	(9,313,753)
Remy Cointreau SA	(73,396)	(6,252,268)
Snyders-Lance, Inc.	(245,786)	(7,081,095)
Under Armour, Inc., Class A *	(111,620)	(9,007,734)

		(103,471,599)

Consumer Services—(8.0%)
Acxiom Corp. *	(198,763)	(6,614,833)
AutoNation, Inc. *	(165,720)	(8,126,909)
Bankrate, Inc. *	(279,341)	(5,234,850)
Blackhawk Network Holdings, Inc. *	(102,257)	(2,330,437)
Blue Nile, Inc. *	(164,464)	(7,575,212)
Concur Technologies, Inc. *	(90,960)	(8,831,306)
Darden Restaurants, Inc.	(136,118)	(7,259,173)
E-Commerce China Dangdang, Inc. - Sponsored ADR *	(842,752)	(7,846,021)
Hennes & Mauritz AB, Class B	(218,500)	(9,259,488)
IHS, Inc., Class A *	(78,035)	(8,929,545)
Jack in the Box, Inc. *	(193,262)	(9,150,956)
L Brands, Inc.	(138,802)	(9,020,742)
Lululemon Athletica, Inc. *	(118,332)	(8,250,107)
Monro Muffler Brake, Inc.	(196,280)	(10,414,617)
Netflix, Inc. *	(30,190)	(11,043,502)
Panera Bread Co., Class A *	(44,830)	(7,929,979)
Ritchie Bros Auctioneers, Inc.	(401,235)	(8,285,503)
Rollins, Inc.	(269,936)	(7,593,300)
Sally Beauty Holdings, Inc. *	(315,468)	(8,877,269)
Sonic Automotive, Inc., Class A	(216,065)	(5,125,062)
Sysco Corp.	(265,075)	(8,914,472)
Ultimate Software Group, Inc. *	(62,870)	(9,851,100)
United Natural Foods, Inc. *	(132,215)	(9,103,003)
Weight Watchers International, Inc.	(197,320)	(6,395,141)
Youku Tudou, Inc. - ADR *	(168,169)	(4,739,002)
Yum! Brands, Inc.	(103,873)	(8,068,855)
Zillow, Inc., Class A *	(113,059)	(8,888,699)

		(213,659,083)

Energy—(4.1%)
Approach Resources, Inc. *	(181,715)	(3,850,541)
Atwood Oceanics, Inc. *	(122,301)	(6,428,140)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Energy—(continued)
Baytex Energy Corp.	(88,698)	$(3,583,648)
Calfrac Well Services Ltd.	(73,800)	(2,192,712)
Carrizo Oil & Gas, Inc. *	(156,075)	(6,311,673)
Chesapeake Energy Corp.	(186,825)	(5,019,988)
Comstock Resources, Inc.	(140,304)	(2,375,347)
ConocoPhillips	(106,905)	(7,782,684)
Continental Resources, Inc. *	(73,879)	(7,942,731)
Crescent Point Energy Corp.	(166,588)	(6,286,931)
Energy XXI Bermuda Ltd.	(225,244)	(6,117,627)
Fugro NV	(134,105)	(8,148,452)
Goodrich Petroleum Corp. *	(119,078)	(2,291,061)
Halcon Resources Corp. *	(580,533)	(2,327,937)
HollyFrontier Corp.	(112,334)	(5,389,785)
Neste Oil OYJ	(179,421)	(3,430,634)
Oasis Petroleum, Inc. *	(144,314)	(6,657,205)
Oceaneering International, Inc.	(61,734)	(4,765,247)
Peyto Exploration & Development Corp.	(155,400)	(4,630,336)
RPC, Inc.	(140,606)	(2,484,508)
Ultra Petroleum Corp. *	(400,936)	(8,207,160)
Whiting Petroleum Corp. *	(65,894)	(3,979,998)

		(110,204,345)

Finance—(4.3%)
Astoria Financial Corp.	(494,326)	(6,910,677)
Aviva PLC *	(428,905)	(3,012,374)
Bank of Hawaii Corp.	(107,365)	(6,350,640)
Cardinal Financial Corp.	(95,265)	(1,689,048)
Commonwealth Bank of Australia	(95,881)	(6,789,452)
Community Bank System, Inc.	(234,545)	(9,114,419)
CVB Financial Corp.	(440,904)	(7,116,190)
First Financial Bankshares, Inc.	(122,555)	(8,135,201)
Greenhill & Co., Inc.	(156,860)	(8,581,811)
HDFC Bank Ltd. - ADR	(161,825)	(5,369,353)
Northern Trust Corp.	(108,964)	(6,427,786)
TCF Financial Corp.	(297,775)	(4,666,134)
Trustmark Corp.	(286,291)	(8,030,463)
UMB Financial Corp.	(87,805)	(5,630,057)
United Bankshares, Inc.	(275,469)	(8,938,969)
Valley National Bancorp	(675,439)	(6,855,706)
Westamerica Bancorporation	(191,952)	(10,630,302)

		(114,248,582)

Health Care—(1.9%)
athenahealth, Inc. *	(76,220)	(9,997,777)

	Number of Shares	Value
Health Care —(continued)
Elekta AB, B Shares	(366,115)	$(5,486,774)
Health Net, Inc. *	(214,082)	(6,540,205)
IDEXX Laboratories, Inc. *	(57,606)	(6,000,241)
Orion OYJ, Class B	(57,815)	(1,522,895)
ResMed, Inc.	(133,190)	(6,501,004)
Seattle Genetics, Inc. *	(182,619)	(7,503,815)
William Demant Holding *	(87,092)	(8,133,972)

		(51,686,683)

Real Estate Investment Trusts—(1.4%)
FelCor Lodging Trust, Inc. *	(855,232)	(6,260,298)
HCP, Inc.	(149,458)	(5,495,571)
Health Care REIT, Inc.	(88,783)	(4,970,960)
Omega Healthcare Investors, Inc.	(170,592)	(5,576,652)
Realty Income Corp.	(185,724)	(7,077,942)
Rouse Properties, Inc.	(336,482)	(8,206,796)

		(37,588,219)

Technology—(7.2%)
ADTRAN, Inc.	(137,612)	(3,533,876)
Aspen Technology, Inc. *	(171,567)	(6,782,043)
AZZ, Inc.	(177,248)	(8,663,882)
Blackbaud, Inc.	(277,514)	(10,037,681)
Ciena Corp. *	(167,788)	(3,726,571)
Cirrus Logic, Inc. *	(204,798)	(4,132,824)
Dassault Systemes SA	(79,666)	(9,143,934)
Finisar Corp. *	(241,589)	(4,998,476)
Hittite Microwave Corp. *	(173,010)	(10,939,422)
Infinera Corp. *	(673,988)	(6,268,088)
Infosys Technologies Ltd. - Sponsored ADR	(215,300)	(11,630,506)
International Rectifier Corp. *	(300,392)	(7,191,384)
Itron, Inc. *	(260,243)	(11,021,291)
Jive Software, Inc. *	(816,995)	(9,060,475)
National Instruments Corp.	(371,237)	(11,604,869)
NetSuite, Inc. *	(82,926)	(7,967,530)
Palo Alto Networks, Inc. *	(144,767)	(7,231,112)
Red Hat, Inc. *	(220,687)	(10,339,186)
Salesforce.com, Inc. *	(215,322)	(11,216,123)
Skyworks Solutions, Inc. *	(224,357)	(5,965,653)
Tyler Technologies, Inc. *	(55,635)	(5,708,707)
ViaSat, Inc. *	(132,411)	(7,967,170)
VMware, Inc., Class A *	(38,812)	(3,129,411)
Wipro Ltd. - ADR	(1,026,528)	(11,979,582)

		(190,239,796)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Transportation—(1.4%)
Hub Group, Inc., Class A *	(155,525)	$(5,852,406)
J.B. Hunt Transport Services, Inc.	(100,745)	(7,575,016)
Kansas City Southern	(67,905)	(8,217,863)
Keikyu Corp.	(709,220)	(5,952,958)
Old Dominion Freight Line, Inc. *	(72,695)	(3,745,973)
Panalpina Welttransport Holding AG, Registered Shares	(30,270)	(4,985,935)

		(36,330,151)

Utilities—(1.2%)
NextEra Energy, Inc.	(67,433)	(5,704,157)
NiSource, Inc.	(256,675)	(8,116,063)
Ormat Technologies, Inc.	(82,511)	(2,069,376)
Pepco Holdings, Inc.	(370,759)	(7,074,082)
TECO Energy, Inc.	(467,966)	(7,974,141)

		(30,937,819)

TOTAL COMMON STOCK (Proceeds $1,139,673,252)		(1,255,515,260)

TOTAL SECURITIES SOLD SHORT —(47.3%) (Proceeds $1,139,673,252)		(1,255,515,260)

	Number of Contracts
OPTIONS WRITTEN ††—0.0%
Cameron International Corp. Call Options. Expires 01/18/14 Strike Price $60	(291)	(20,079)
Cameron International Corp. Call Options. Expires 02/22/14 Strike Price $55	(685)	(226,050)
EOG Resources, Inc. Call Options Expires 01/18/14 Strike Price $160	(580)	(516,200)

	Number of Contracts	Value
OPTIONS WRITTEN ††—(continued)
EQT Corp. Call Options Expires 12/21/13 Strike Price $85	(1,224)	$(247,860)
Southwestern Energy Co. Call Options Expires 01/18/14 Strike Price $40	(1,700)	(122,400)

TOTAL OPTIONS WRITTEN (Premiums received $2,225,212)		(1,132,589)

OTHER ASSETS IN EXCESS OF LIABILITIES—53.1%		1,410,594,517

NET ASSETS—100.0%		$2,655,050,789

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investstments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,168,315,633

Gross unrealized appreciation	347,921,625
Gross unrealized depreciation	(15,133,137)

Net unrealized appreciation	$332,788,488

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$156,439,858	125,015,088	$31,424,770	$—
Capital Goods	330,743,907	293,424,771	37,319,136	—
Communications	156,886,976	150,472,076	6,414,900	—
Consumer Durables	99,329,050	53,693,661	45,635,389	—
Consumer Non-Durables	138,288,753	96,944,528	41,344,225	—
Consumer Services	292,307,446	281,431,852	10,875,594	—
Energy	243,188,723	239,002,261	4,186,462	—
Finance	417,895,940	396,813,389	21,082,551	—
Health Care	246,609,559	246,609,559	—	—
Real Estate Investment Trusts	30,021,942	30,021,942	—	—
Technology	374,596,492	354,564,215	20,032,277	—
Transportation	9,872,228	9,872,228	—	—
Utilities	4,923,247	4,923,247	—	—

Total Assets	$2,501,104,121	$2,282,788,817	$218,315,304	$—

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(81,609,116)	$(62,845,966)	$(18,763,150)	$—
Capital Goods	(158,319,228)	(119,563,203)	(38,756,025)	—
Communications	(108,062,702)	(81,549,120)	(26,513,582)	—
Consumer Durables	(19,157,937)	(19,157,937)		—
Consumer Non-Durables	(103,471,599)	(79,618,757)	(23,852,842)	—
Consumer Services	(213,659,083)	(204,399,595)	(9,259,488)	—
Energy	(110,204,345)	(98,625,259)	(11,579,086)	—
Finance	(114,248,582)	(104,446,756)	(9,801,826)	—
Health Care	(51,686,683)	(36,543,042)	(15,143,641)	—
Real Estate Investment Trusts	(37,588,219)	(37,588,219)	—	—
Technology	(190,239,796)	(190,239,796)	—	—
Transportation	(36,330,151)	(25,391,258)	(10,938,893)	—
Utilities	(30,937,819)	(30,937,819)	—	—
Options Written
Equity Contracts	(1,132,589)	(1,132,589)	—	—

Total Liabilities	$(1,256,647,849)	$(1,092,039,316)	$(164,608,533)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCK—95.9%
Capital Goods—6.7%
Cubic Corp.	25,600	$1,434,624
Dover Corp.	105,525	9,575,338
Fluor Corp.	24,148	1,878,956
Foster Wheeler AG *	57,180	1,734,269
Huntington Ingalls Industries, Inc.	34,980	2,876,405
Illinois Tool Works, Inc.	63,010	5,014,336
Masco Corp.	140,345	3,146,535
MRC Global, Inc. *	105,435	3,225,257
Parker Hannifin Corp.	53,857	6,346,509
Raytheon Co.	42,520	3,770,674
Stanley Black & Decker, Inc.	25,230	2,053,470
Textron, Inc.	53,865	1,789,934
Timken Co.	33,380	1,727,749

		44,574,056

Communications—3.1%
DIRECTV *	102,175	6,754,789
IAC/InterActiveCorp.	88,495	5,062,799
Vodafone Group PLC - Sponsored ADR	244,473	9,067,504

		20,885,092

Consumer Durables—3.0%
Lear Corp.	119,403	9,899,703
Newell Rubbermaid, Inc.	119,910	3,639,269
Thor Industries, Inc.	78,545	4,246,928
TRW Automotive Holdings Corp. *	25,345	1,966,772

		19,752,672

Consumer Non-Durables—4.7%
Activision Blizzard, Inc.	404,060	6,953,873
Brunswick Corp.	87,520	3,999,664
Electronic Arts, Inc. *	230,058	5,102,686
Jones Group, Inc., (The)	199,890	2,806,456
Lorillard, Inc.	61,365	3,149,865
PepsiCo, Inc.	67,085	5,665,999
Tyson Foods, Inc., Class A	114,145	3,617,255

		31,295,798

Consumer Services—10.9%
ClubCorp Holdings Inc *	124,290	2,065,700
CVS Caremark Corp.	53,175	3,560,598
eBay, Inc. *	94,395	4,768,835
Equifax, Inc.	43,980	2,961,173
Foot Locker, Inc.	80,740	3,139,979
Interpublic Group of Cos., Inc., (The)	115,050	2,001,870
Kohl’s Corp.	145,786	8,059,050

	Number of Shares	Value
Consumer Services—(continued)
Korn/Ferry International *	68,371	$1,583,472
Macy’s, Inc.	105,745	5,631,979
Manpower, Inc.	57,050	4,560,006
Omnicom Group, Inc.	143,640	10,263,078
Staples, Inc.	92,845	1,441,883
Target Corp.	140,505	8,982,485
ValueClick, Inc. *	147,455	3,155,537
Viacom, Inc., Class B	53,825	4,315,150
Walt Disney Co., (The)	88,250	6,225,155

		72,715,950

Energy—8.2%
Cameron International Corp. *	25,770	1,427,400
Canadian Natural Resources Ltd.	56,895	1,872,983
Energen Corp.	87,530	6,317,040
EOG Resources, Inc.	38,665	6,379,725
Exxon Mobil Corp.	126,735	11,847,188
Halliburton Co.	56,107	2,955,717
Occidental Petroleum Corp.	152,765	14,506,564
Phillips 66	56,400	3,926,004
Rosetta Resources, Inc. *	36,935	1,867,803
Royal Dutch Shell PLC - ADR	47,230	3,150,241

		54,250,665

Finance—27.2%
ACE Ltd.	64,585	6,638,046
Alleghany Corp. *	6,837	2,694,462
Allstate Corp., (The)	62,785	3,407,342
American International Group, Inc. *	139,540	6,942,115
Axis Capital Holdings Ltd.	119,870	5,889,213
BB&T Corp.	243,610	8,463,011
Bond Street Holdings, Inc., Class A 144A * ‡	50,936	798,676
Bond Street Holdings, Inc., Class B 144A * ‡	12,734	199,669
Capital One Financial Corp.	192,285	13,773,375
Citigroup, Inc. #	241,172	12,762,822
Federated Investors, Inc., Class B (a)	100,510	2,742,918
Fifth Third Bancorp	255,650	5,194,808
First Southern Bancorp, Inc. Class B * ‡	17,550	91,962
Huntington Bancshares, Inc.	503,035	4,617,861
JPMorgan Chase & Co.	388,035	22,203,363
Loews Corp.	164,259	7,777,664

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
MetLife, Inc.	163,680	$8,542,459
National Bank Holdings Corp., Class A	137,645	2,915,321
OneBeacon Insurance Group Ltd., Class A	148,735	2,364,886
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	94,200	8,361,192
Raymond James Financial, Inc.	70,290	3,386,572
SLM Corp.	192,460	5,129,059
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	136,945	9,943,576
Torchmark Corp.	73,790	5,608,040
Travelers Cos., Inc., (The)	77,130	6,998,776
Validus Holdings Ltd.	170,279	6,819,674
Wells Fargo & Co.	227,495	10,014,330
White Mountains Insurance Group Ltd.	7,235	4,361,475
WR Berkley Corp.	43,150	1,889,538

		180,532,205

Health Care—18.4%
AbbVie, Inc.	73,635	3,567,616
Allscripts Healthcare Solutions, Inc. *	142,805	2,133,507
Amgen, Inc.	162,770	18,568,802
AstraZeneca PLC - Sponsored ADR	124,035	7,093,562
Cardinal Health, Inc.	69,750	4,505,850
CareFusion Corp. *	86,505	3,447,224
Covidien PLC	81,110	5,536,569
Endo Health Solutions, Inc. *	30,315	2,036,865
Express Scripts Holding Co. *	92,025	6,197,884
Humana, Inc.	24,565	2,554,514
Integra LifeSciences Holdings Corp. *	47,925	2,226,116
Johnson & Johnson	137,360	13,002,498
McKesson Corp.	48,395	8,028,246
Medtronic, Inc.	111,430	6,387,168
Novartis AG - ADR	82,570	6,532,938
Pfizer, Inc.	375,006	11,898,940
Sanofi - ADR	197,360	10,426,529
UnitedHealth Group, Inc.	60,605	4,513,860
WellPoint, Inc.	41,605	3,864,272

		122,522,960

	Number of Shares	Value
Real Estate Investment Trusts—0.2%
Colony Financial, Inc.	46,250	$935,175
Terreno Realty Corp.	33,325	590,186
TMST, Inc. ‡	191,097	0

		1,525,361

Technology—13.5%
Amdocs Ltd.	75,405	3,050,886
Arrow Electronics, Inc. *	97,337	4,997,282
Avago Technologies Ltd.	41,505	1,856,519
Avnet, Inc.	120,257	4,798,254
BancTec, Inc. 144A * ‡	14,327	16,763
CA, Inc.	204,250	6,740,250
Cisco Systems, Inc.	466,555	9,914,294
EMC Corp.	239,405	5,709,809
Flextronics International Ltd. *	1,219,481	9,243,666
Global Payments, Inc.	37,190	2,344,830
International Business Machines Corp.	23,310	4,188,341
Lexmark International, Inc., Class A	65,005	2,299,227
LSI Corp.	405,090	3,269,076
Microsemi Corp. *	64,720	1,581,110
Microsoft Corp.	189,800	7,237,074
ON Semiconductor Corp. *	457,720	3,245,235
Seagate Technology PLC	38,460	1,886,078
TE Connectivity Ltd.	177,760	9,371,507
Total Systems Services, Inc.	19,955	619,603
Vishay Intertechnology, Inc. *	275,985	3,568,486
Western Digital Corp.	45,640	3,424,826

		89,363,116

TOTAL COMMON STOCK (Cost $495,647,750)		637,417,875

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 5.000% ‡	30	36,542

TOTAL PREFERRED STOCK (Cost $30,000)		36,542

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

SECURITIES LENDING COLLATERAL—0.3%
BlackRock Liquidity Fund	2,122,570	$2,122,570

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,122,570)		2,122,570

TOTAL INVESTMENTS—96.3%
(Cost $497,800,320)		639,576,987

OPTIONS WRITTEN ††—0.0%
Citigroup, Inc. Call Options
Expires 01/18/14
Strike Price $50	(849)	(309,036)

TOTAL OPTIONS WRITTEN (Premiums received $143,481)		(309,036)

OTHER ASSETS IN EXCESS OF LIABILITIES—3.8%		25,181,366

NET ASSETS—100.0%		$664,449,317

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2013, these securities amounted to $1,015,108 or 0.2% of net assets.
These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s Board of Directors. As of November 30, 2013, these securities amounted to $1,143,612 or 0.2% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan. At November 30, 2013, the market value of securities on loan was $2,087,385.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$497,800,320

Gross unrealized appreciation	142,978,752
Gross unrealized depreciation	(1,202,085)

Net unrealized appreciation	$141,776,667

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Capital Goods	$44,574,056	$44,574,056	$—	$—
Communications	20,885,092	20,885,092	—	—
Consumer Durables	19,752,672	19,752,672	—	—
Consumer Non-Durables	31,295,798	31,295,798	—	—
Consumer Services	72,715,950	72,715,950	—	—
Energy	54,250,665	54,250,665	—	—
Finance	180,532,205	179,441,898	—	1,090,307
Health Care	122,522,960	122,522,960	—	—
Real Estate Investment Trusts	1,525,361	1,525,361	—	—
Technology	89,363,116	89,346,353	—	16,763
Preferred Stocks	36,542	—	—	36,542
Securities Lending Collateral	2,122,570	2,122,570	—	—

Total Assets	$639,576,987	$638,433,375	$—	$1,143,612

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written Equity Contracts	$(309,036)	$(309,036)	$—	$—

Total Liabilities	$(309,036)	$(309,036)	$—	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—93.6%

Basic Industries—1.5%
Cloud Peak Energy, Inc. *	15,500	$256,370
GrafTech International Ltd. *	30,100	346,752
GSE Holding, Inc. *	45,600	94,392

		697,514

Capital Goods—7.4%
Flow International Corp. *	46,900	188,538
FreightCar America, Inc.	1,200	27,936
Global Power Equipment Group, Inc.	17,600	343,728
Great Lakes Dredge & Dock Corp.	78,100	695,871
LSB Industries, Inc. *	17,400	558,192
MRC Global, Inc. *	9,300	284,487
MYR Group, Inc. *	17,000	431,970
Orion Marine Group, Inc. *	25,500	302,685
Tutor Perini Corp. *	18,700	457,963
Wabash National Corp. *	10,900	132,326

		3,423,696

Consumer Durables—2.4%
LGI Homes Inc *	15,800	243,320
Libbey, Inc. *	37,400	860,200

		1,103,520

Consumer Non-Durables—3.3%
Chiquita Brands International, Inc. *	37,200	393,204
Crocs, Inc. *	19,500	269,100
Jones Group, Inc., (The)	6,600	92,664
Matthews International Corp., Class A	7,700	324,786
Universal Corp.	8,200	427,712

		1,507,466

Consumer Services—10.1%
ACCO Brands Corp. *	49,800	299,796
Aeropostale, Inc. *(a)	12,400	127,968
Big Lots, Inc. *	6,500	249,145
Bravo Brio Restaurant Group, Inc. *	8,900	142,133
Brink’s Co., (The)	9,400	315,182
CST Brands, Inc.	3,400	111,826
Destination XL Group, Inc. *	34,900	245,347

	Number of Shares	Value
Consumer Services—(continued)
FTI Consulting, Inc. *	6,700	$300,897
ICF International, Inc. *	7,900	285,822
Ignite Restaurant Group, Inc. *	5,300	65,455
K12, Inc. *	23,600	496,544
KAR Auction Services, Inc.	8,900	245,551
MDC Partners, Inc., Class A	31,050	706,698
PRGX Global, Inc. *	63,000	414,540
Ritchie Bros Auctioneers, Inc. (a)	5,700	117,705
Titan Machinery, Inc. *(a)	28,800	512,928

		4,637,537

Energy—4.5%
Approach Resources, Inc. *(a)	46,900	993,811
EPL Oil & Gas, Inc. *	10,200	292,230
Evolution Petroleum Corp *	9,200	113,712
McDermott International, Inc.	27,900	227,385
W&T Offshore, Inc.	13,800	237,360
Western Refining, Inc. (a)	5,600	218,792

		2,083,290

Finance—27.2%
A.B. Watley Group, Inc. *	93,855	206
American Capital Mortgage Investment Corp.	14,400	272,016
American Equity Investment Life Holding Co.	27,400	649,654
BancorpSouth, Inc.	41,500	992,265
Central Pacific Financial Corp.	42,100	836,948
CNO Financial Group, Inc.	73,000	1,235,160
Customers Bancorp, Inc. *	8,800	153,472
Employers Holdings, Inc.	16,200	528,768
FBR & Co. *	21,395	601,413
First Midwest Bancorp, Inc.	20,300	372,708
Hanover Insurance Group, Inc., (The)	4,900	295,519
Home Loan Servicing Solutions Ltd.	17,600	409,552
Maiden Holdings Ltd.	63,400	802,644
Meadowbrook Insurance Group, Inc.	105,600	780,384
Nelnet, Inc., Class A	12,900	580,500
Northfield Bancorp, Inc.	37,432	486,616
Ocwen Financial Corp. *	12,200	691,252
OmniAmerican Bancorp, Inc. *	7,600	167,428

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
THL Credit, Inc.	14,700	$249,459
United Community Banks, Inc. *	26,700	489,945
Validus Holdings Ltd.	8,000	320,400
ViewPoint Financial Group	17,300	439,074
Walter Investment Management Corp. *	14,000	533,820
WSFS Financial Corp.	8,600	653,084

		12,542,287

Health Care—5.6%
Accuray, Inc. *(a)	124,000	989,521
Alere, Inc. *	18,700	611,864
Cross Country Healthcare, Inc. *	18,400	140,576
Medical Action Industries, Inc. *	18,600	159,960
Natus Medical, Inc. *	10,600	244,118
Symmetry Medical, Inc. *	44,400	435,564

		2,581,603

Real Estate Investment Trusts—9.8%
Campus Crest Communities, Inc.	33,900	337,305
CYS Investments, Inc.	38,900	311,200
FelCor Lodging Trust, Inc. *	60,300	441,396
Geo Group, Inc. (The)	21,400	701,920
Government Properties Income Trust	7,500	186,075
Highwoods Properties, Inc.	4,110	147,631
Kennedy-Wilson Holdings, Inc.	36,000	741,240
Lexington Realty Trust	37,400	384,098
Mack-Cali Realty Corp.	17,700	360,372
Starwood Property Trust, Inc.	13,900	387,393
Two Harbors Investment Corp.	21,800	201,650
Winthrop Realty Trust	29,400	339,864

		4,540,144

Technology—8.9%
CIBER, Inc. *	136,300	539,748
Computer Task Group, Inc.	28,000	533,120
Digi International, Inc. *	41,200	473,800
Diodes, Inc. *	12,000	245,160
Exar Corp. *	43,200	529,200
Kulicke & Soffa Industries, Inc. *	8,400	106,008
Plantronics, Inc.	9,000	402,570

	Number of Shares	Value
Technology—(continued)
Saba Software, Inc. *	53,000	$630,700
Ultratech, Inc. *	24,300	642,978

		4,103,284

Transportation—5.8%
Air Transport Services Group, Inc *	44,300	344,654
JetBlue Airways Corp. *	107,200	953,008
Navigator Holdings Ltd *	21,000	444,150
Rand Logistics, Inc. *(a)	20,100	104,520
Scorpio Tankers, Inc.	71,900	825,412

		2,671,744

Utilities—7.1%
Aegean Marine Petroleum Network, Inc.	33,500	359,120
Cadiz, Inc. *(a)	40,600	239,946
Empire District Electric Co. (The)	11,100	251,970
Great Plains Energy, Inc.	11,300	268,262
NorthWestern Corp.	4,700	206,706
Nuverra Environmental Solutions, Inc. *(a)	326,900	562,268
Piedmont Natural Gas Co., Inc.	11,200	371,280
Portland General Electric Co.	8,200	244,442
StealthGas, Inc. *	31,100	381,908
UIL Holdings Corp.	10,800	405,324

		3,291,226

TOTAL COMMON STOCK (Cost $31,872,117)		43,183,311

SECURITIES LENDING COLLATERAL—6.6%

Commercial Services—6.6%
BlackRock Liquidity Fund	3,014,946	3,014,946

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,014,946)		3,014,946

TOTAL INVESTMENTS—100.2% (Cost $34,887,063)		46,198,257

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(77,781)

NET ASSETS—100.0%		$46,120,476

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income Producing
(a)	— All or a portion of the security is on loan. At November 30, 2013 the market value of the securities on loan was $2,900,226.27.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$34,887,063

Gross unrealized appreciation	12,298,813
Gross unrealized depreciation	(987,619)

Net unrealized appreciation	$11,311,194

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Common Stock *	$43,183,311	$43,183,311		$—		$—
Securities Lending Collateral	3,014,946	3,014,946		—		—

Total Assets	$46,198,257	$46,198,257	$		$

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	November 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Finance	19.0%	$11,009,787
Consumer Discretionary	18.1	10,505,665
Health Care	14.3	8,289,279
Information Technology	11.1	6,399,821
Industrials	10.6	6,113,518
Consumer Staples	8.1	4,655,861
Energy	8.0	4,611,446
Materials	6.4	3,722,955
Telecommunication Services	1.2	686,977
Consumer Non-Durables	1.1	625,685
Technology	1.0	570,791
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1	620,860

NET ASSETS	100%	$57,812,645

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—98.9%

Belgium—0.2%
Arseus NV	4,355	$141,434

Bermuda—2.1%
Axis Capital Holdings Ltd.	8,570	421,044
Catlin Group Ltd.	33,925	305,278
Validus Holdings Ltd.	12,200	488,610

		1,214,932

Canada—0.4%
Canadian Natural Resources Ltd.	7,995	260,192

China—0.5%
Labixiaoxin Snacks Group Ltd.	443,000	277,141

France—5.0%
Atos	8,435	713,581
AXA SA	19,555	511,554
LISI	3,055	464,805
Sanofi	3,810	402,562
Tarkett SA *	5,315	208,717
Teleperformance	10,365	589,289

		2,890,508

Germany—9.2%
Allianz SE, Registered Shares	4,095	710,472
Aurelius AG	13,375	519,340
Bayer AG, Registered Shares	4,385	584,084
Bayerische Motoren Werke AG	6,510	746,498
Fresenius SE & Co. KGaA	5,800	820,292
Henkel AG & Co. KGaA	14,395	1,422,785
NORMA Group AG	10,088	509,198

		5,312,669

Hong Kong—2.7%
Cheung Kong Holdings Ltd.	40,000	631,709
Hutchison Whampoa Ltd.	27,000	343,101
Lenovo Group Ltd.	478,000	566,601

		1,541,411

Ireland—1.6%
Smurfit Kappa Group PLC *	38,840	922,309

Japan—6.2%
Aisin Seiki Co. Ltd.	8,400	338,697

	Number of Shares	Value

Japan—(continued)
Inpex Corp.	21,100	$244,829
ITOCHU Corp.	19,900	251,401
Lintec Corp.	32,300	594,025
Nippon Telegraph & Telephone Corp.	4,900	246,338
Softbank Corp.	5,430	440,639
Toho Holdings Co. Ltd.	17,700	302,688
Toyoda Gosei Co. Ltd.	16,800	413,963
Toyota Motor Corp.	12,000	749,396

		3,581,976

South Korea—1.8%
Hyundai Motor Co.	2,900	690,071
Samsung Electronics Co. Ltd.	252	355,583

		1,045,654

Switzerland—7.3%
ACE Ltd.	5,980	614,624
Aryzta AG	9,215	685,669
Georg Fischer AG, Registered Shares	930	640,125
Novartis AG, Registered Shares	8,680	686,241
Roche Holding AG, Participation Certificate	4,095	1,142,198
Swiss Re AG	4,915	436,773

		4,205,630

Taiwan—1.3%
MediaTek, Inc.	53,000	778,951

Thailand—0.8%
Bangkok Bank PCL	78,400	459,145

United Kingdom—10.6%
Berendsen PLC	43,510	655,217
BHP Billiton PLC	11,535	349,947
Daily Mail & General Trust PLC, Class A	55,340	827,767
HSBC Holdings PLC	46,447	518,712
Inchcape PLC	40,635	395,095
Meggitt PLC	35,985	293,332
New Melrose PLC *	107,610	513,658
Rio Tinto PLC	5,450	289,429
Royal Dutch Shell PLC, Class A	14,525	485,684
Standard Chartered PLC	31,310	740,573

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

United Kingdom—(continued)
Stock Spirits Group PLC *	79,689	$325,664
WPP PLC	33,660	742,902

		6,137,980

United States—49.2%
AbbVie, Inc.	9,455	458,095
Allstate Corp., (The)	15,060	817,306
Amgen, Inc.	6,865	783,159
Avnet, Inc.	17,740	707,826
BB&T Corp.	13,310	462,389
Bed Bath & Beyond, Inc. *	6,265	488,858
Berkshire Hathaway, Inc., Class B *	4,870	567,501
Berry Plastics Group, Inc. *	23,340	500,643
Cardinal Health, Inc.	8,395	542,317
CBS Corp., Class B non-voting shares	8,060	471,994
Cisco Systems, Inc.	16,320	346,800
Citigroup, Inc.	15,835	837,988
Comcast Corp., Class A	17,960	895,665
Crown Holdings, Inc. *	15,525	685,274
CVS Caremark Corp.	20,350	1,362,636
DIRECTV *	4,475	295,842
Dover Corp.	3,500	317,590
EMC Corp.	20,350	485,348
Energen Corp.	5,535	399,461
Energizer Holdings, Inc.	5,670	625,685
EOG Resources, Inc.	2,680	442,200
EQT Corp.	4,540	386,399
Everest Re Group Ltd.	1,860	291,704
Exxon Mobil Corp.	8,460	790,841
Fifth Third Bancorp	16,410	333,451
Fluor Corp.	3,745	291,399
Graphic Packaging Holding Co. *	98,215	881,971
Halliburton Co.	5,690	299,749
Honeywell International, Inc.	6,045	535,043
Johnson & Johnson	7,195	681,079
JPMorgan Chase & Co.	11,980	685,496
Lear Corp.	12,890	1,068,710
Liberty Global PLC, Series C *	14,350	1,168,808
LSI Corp.	70,730	570,791
Macy’s, Inc.	22,745	1,211,399
McKesson Corp.	8,105	1,344,539

	Number of Shares	Value

United States—(continued)
Microsoft Corp.	16,100	$613,893
NetApp, Inc.	13,685	564,506
Occidental Petroleum Corp.	5,250	498,540
ON Semiconductor Corp. *	57,955	410,901
Pfizer, Inc.	12,625	400,591
Phillips 66	7,390	514,418
Rite Aid Corp. *	98,305	581,966
Schlumberger Ltd.	3,270	289,133
Wells Fargo & Co.	14,905	656,118
Western Digital Corp.	11,405	855,831

		28,421,853

TOTAL COMMON STOCK (Cost $54,465,175)		57,191,785

TOTAL INVESTMENTS—98.9% (Cost $54,465,175)**		57,191,785

OTHER ASSETS IN EXCESS OF LIABILITIES—1.1%		620,860

NET ASSETS—100.0%		$57,812,645

PCL	— Public Company Limited
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,465,175

Gross unrealized appreciation	2,819,416
Gross unrealized depreciation	(92,806)

Net unrealized appreciation	$2,726,610

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Belgium	$141,434	$—	$141,434	$—
Bermuda	1,214,932	909,654	305,278	—
Canada	260,192	260,192	—	—
China	277,141	277,141	—	—
France	2,890,508	673,522	2,216,986	—
Germany	5,312,669	—	5,312,669	—
Hong Kong	1,541,411	—	1,541,411	—
Ireland	922,309	—	922,309	—
Japan	3,581,976	—	3,581,976	—
South Korea	1,045,654	—	1,045,654	—
Switzerland	4,205,630	614,624	3,591,006	—
Taiwan	778,951	—	778,951	—
Thailand	459,145	—	459,145	—
United Kingdom	6,137,980	325,664	5,812,316	—
United States	28,421,853	28,421,853	—	—

Total Assets	$57,191,785	$31,482,650	$25,709,135	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	November 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCK
Finance	18.3%	$2,339,746
Consumer Discretionary	15.5	1,991,016
Health Care	12.4	1,582,478
Industrials	12.0	1,541,955
Information Technology	9.8	1,255,897
Consumer Staples	8.7	1,118,581
Materials	8.2	1,049,889
Energy	6.6	845,304
Telecommunication Services	3.1	397,947
OTHER ASSETS IN EXCESS OF LIABILITIES	5.4	695,277

NET ASSETS	100.0%	$12,818,090

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—94.6%

Australia—0.5%
Australia & New Zealand Banking Group Ltd.	2,375	$68,990

Belgium—1.8%
Ageas	4,465	188,242
Arseus NV	1,340	43,518

		231,760

Bermuda—0.8%
Catlin Group Ltd.	11,050	99,435

Canada—1.9%
Canadian Natural Resources Ltd.	2,650	86,242
CGI Group, Inc., Class A *	1,960	72,383
Suncor Energy, Inc.	2,485	86,228

		244,853

China—0.7%
Labixiaoxin Snacks Group Ltd.	146,000	91,338

France—14.1%
Atos	2,755	233,066
AXA SA	6,715	175,663
Cap Gemini SA	3,035	197,510
Havas SA	13,080	106,532
LISI	1,160	176,489
Publicis Groupe SA	1,915	168,876
Sanofi	1,565	165,357
Tarkett SA *	1,165	45,749
Teleperformance SA	3,910	222,298
Total SA	5,215	315,475

		1,807,015

Germany—14.3%
Allianz SE, Registered Shares	1,265	219,474
Aurelius AG	4,720	183,273
Bayer AG, Registered Shares	1,330	177,156
Bayerische Motoren Werke AG	2,025	232,206
Fresenius SE & Co. KGaA	2,220	313,974
Henkel AG & Co. KGaA	4,610	455,647

	Number of Shares	Value

Germany—(continued)
Muenchener Rueckversicherungs AG, Registered Shares	310	$67,694
NORMA Group AG	3,736	188,577

		1,838,001

Hong Kong—4.6%
AMVIG Holdings Ltd.	180,000	84,746
Cheung Kong Holdings Ltd.	13,000	205,305
Hutchison Whampoa Ltd.	10,000	127,075
Lenovo Group Ltd.	142,000	168,321

		585,447

Ireland—2.2%
Smurfit Kappa Group PLC *	12,015	285,313

Japan—12.2%
Aisin Seiki Co. Ltd.	2,900	116,931
Anritsu Corp.	3,700	44,094
Brother Industries Ltd.	8,300	105,411
Inpex Corp.	7,600	88,185
ITOCHU Corp.	7,800	98,539
Kaken Pharmaceutical Co. Ltd.	6,000	90,892
Komatsu Ltd.	2,500	52,142
Lintec Corp.	8,400	154,483
Nippon Telegraph & Telephone Corp.	1,700	85,464
Seven & I Holdings Co. Ltd.	1,800	66,402
Softbank Corp.	2,010	163,109
Toho Holdings Co. Ltd.	5,900	100,896
Toyoda Gosei Co. Ltd.	4,900	120,739
Toyota Motor Corp.	3,300	206,084
TS Tech Co. Ltd.	2,000	70,259

		1,563,630

Netherlands—2.7%
Aegon NV	11,750	104,350
Koninklijke Ahold NV	13,355	242,952

		347,302

Singapore—2.2%
M1 Ltd.	31,000	80,939
OSIM International Ltd.	35,000	63,280
United Overseas Bank Ltd.	8,000	133,338

		227,557

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013 (unaudited)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

South Korea—3.1%
Hyundai Motor Co.	875	$208,211
Samsung Electronics Co. Ltd.	85	119,939
SK Telecom Co. Ltd.	320	68,435

		396,585

Switzerland—9.5%
Aryzta AG	2,395	178,207
Georg Fischer AG, Registered Shares	260	178,960
Novartis AG, Registered Shares	2,925	231,251
Roche Holding AG, Participation Certificate	1,310	365,392
Swiss Re AG	2,195	195,059
Zurich Insurance Group AG	250	69,676

		1,218,545

Taiwan—2.5%
Delta Electronics, Inc.	15,000	80,018
MediaTek, Inc.	16,000	235,155

		315,173

Thailand—1.1%
Bangkok Bank PCL	23,900	139,969

United Kingdom—20.4%
AstraZeneca PLC	1,640	94,042
Berendsen PLC	13,205	198,854
BHP Billiton PLC	4,610	139,858
Daily Mail & General Trust PLC, Class A	16,215	242,541
DS Smith PLC	34,025	169,650
HSBC Holdings PLC	17,930	200,239
Inchcape PLC	15,395	149,686
Intercontinental Hotels Group PLC	1,867	58,037
Meggitt PLC	12,742	103,867
New Melrose PLC *	31,300	149,405
Rexam PLC	17,130	139,897
Rio Tinto PLC	1,430	75,942
Royal Dutch Shell PLC, Class A	8,050	269,174
Standard Chartered PLC	12,220	289,039
Stock Spirits Group PLC *	20,563	84,035

	Number of Shares	Value

United Kingdom—(continued)
WPP PLC	11,220	$247,634

		2,611,900

TOTAL COMMON STOCK (Cost $9,351,566)		12,122,813

TOTAL INVESTMENTS—94.6% (Cost $9,351,566)		12,122,813

OTHER ASSETS IN EXCESS OF LIABILITIES—5.4%		695,277

NET ASSETS—100.0%		$12,818,090

PCL	— Public Company Limited
PLC	— Public Limited Company
*	— Non-income producing.
**	— The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$9,351,566

Gross unrealized appreciation	2,867,080
Gross unrealized depreciation	(95,833)

Net unrealized appreciation	$2,771,247

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2013

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2013 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Australia	$68,990	$—	$68,990	$—
Belgium	231,760	—	231,760	—
Bermuda	99,435	—	99,435	—
Canada	244,853	244,853	—	—
China	91,338	91,338	—	—
France	1,807,015	328,770	1,478,245	—
Germany	1,838,001	—	1,838,001	—
Hong Kong	585,447	84,746	500,701	—
Ireland	285,313	—	285,313	—
Japan	1,563,630	—	1,563,630	—
Netherlands	347,302	—	347,302	—
Singapore	277,557	—	277,557	—
South Korea	396,585	—	396,585	—
Switzerland	1,218,545	—	1,218,545	—
Taiwan	315,173	—	315,173	—
Thailand	139,969	—	139,969	—
United Kingdom	2,611,900	84,035	2,527,865	—

Total Assets	$12,122,813	$833,742	$11,289,071	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

Portfolio Valuation — Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”) and Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - quoted prices in active markets for identical securities;

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2013 is included in each Fund’s Portfolio of Investments.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2013 (unaudited)

investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy. Securities with an end of period value of $519,340 and $183,273 for the BP Global Equity Fund and BP International Equity Fund, respectively, transferred from Level 1 into Level 2. This transfer occurred as a result of those securities being valued utilizing the international fair value pricing at November 30,2013. Securities with an end of period value of $277,141 and $197,870 for the BP Global Equity Fund and BP International Equity Fund, respectively, transferred from Level 2 into Level 1. This transfer occurred as a result of those securities no longer being valued utilizing the international fair value pricing at November 30,2013.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the period ended November 30, 2013 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund

	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Options outstanding at August 31, 2013	1,996	$2,046,646	5,383	$2,971,577	849	$143,481
Options written	365	517,483	685	224,505	—	—
Options closed	(103)	(69,855)	(500)	(288,475)	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	(1,088)	(682,395)	—	—

Options outstanding at November 30, 2013	2,258	$2,494,274	4,480	$2,225,212	849	$143,481

ROBECO INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

November 30, 2013 (unaudited)

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At November 30, 2013, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares /Par	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp., 144A	12/21/04-01/23/06	$14,293	1,465	$—	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	—	0.0

		$14,293		$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

S1 FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 86.4%
CONSUMER DISCRETIONARY—20.1%
Advance Auto Parts, Inc	1,900	$191,919
Aeropostale, Inc.*^	28,521	294,337
Ascena Retail Group, Inc.*^	16,490	351,237
Beazer Homes USA, Inc.*	25,300	526,493
Best Buy Co., Inc.	7,330	297,232
Brookfield Residential Properties, Inc.*†^	25,202	544,615
Caesars Acquisition Co., Class A*	43,000	522,880
Caesars Entertainment Corp.*^	32,400	662,256
Charter Communications, Inc., Class A*^	9,500	1,283,450
Childrens Place Retail Stores, Inc., (The)*^	4,520	248,600
Chipotle Mexican Grill, Inc.*^	564	295,457
Darden Restaurants, Inc.	370	19,732
Fifth & Pacific Cos., Inc.*	1,385	45,234
Finish Line, Inc. (The), Class A	969	25,591
Foot Locker, Inc.^	7,995	310,926
GNC Holdings, Inc., Class A	390	23,470
Interval Leisure Group, Inc.	21,000	562,380
JC Penney Co., Inc.*^	25,313	257,940
Liberty Interactive Corp., Class A*^	20,386	572,439
Liberty Ventures, Class A*^	17,400	2,114,970
LifeLock, Inc.*^	45,275	779,636
Loral Space & Communications, Inc.^	21,230	1,675,684
Melco Crown Entertainment Ltd. - ADR*	16,805	598,090
Mothercare PLC (United Kingdom)*	15,000	93,331
MTR Gaming Group, Inc.*	39,000	216,840
Polaris Industries, Inc.^	1,318	175,914
Quiksilver, Inc.*^	35,316	314,312
Ralph Lauren Corp.	130	22,780
Restoration Hardware Holdings, Inc.*^	3,608	272,404
SFX Entertainment, Inc.*	69,151	689,436
Sirius XM Canada Holdings, Inc. (Canada)	170,000	1,361,536
Smith & Wesson Holding Corp.*	27,840	329,069
Sony Corp. - Sponsored ADR^	7,882	144,241
Starbucks Corp.^	2,219	180,760
Starz, Class A*	1,731	48,953
Time Warner, Inc.	1,407	92,454
Urban Outfitters, Inc.*	8,450	329,719
Whirlpool Corp.^	5,500	840,180
William Lyon Homes, Class A*^	17,300	376,275
Wolverine World Wide, Inc.^	11,238	369,843

		18,062,615

CONSUMER STAPLES—2.5%
Coca-Cola Central Japan Co. Ltd. (Japan)	29,400	588,105
Estee Lauder Cos., Inc. (The), Class A	391	29,309
Japan Tobacco, Inc. (Japan)	24,000	811,695

	NUMBER OF SHARES	VALUE
CONSUMER STAPLES—(CONTINUED)
Tyson Foods, Inc., Class A^	27,000	$855,630

		2,284,739

FINANCIALS—10.7%
Altisource Portfolio Solutions SA*†	1,532	246,621
American International Group, Inc.^	7,220	359,195
Bank Mutual Corp.	7,900	54,747
Brookfield Office Properties, Inc.^	78,978	1,516,378
Capital & Counties Properties, PLC (United Kingdom)	68,271	368,930
Capital Bank Financial Corp., Class A*^	20,371	475,459
Dream Unlimited Corp. - Class A (Canada)*	28,077	420,673
Forest City Enterprises, Inc., Class A*^	33,360	650,520
Fox Chase Bancorp, Inc.^	15,878	280,564
Genworth Financial, Inc., Class A*^	24,870	375,786
Hampden Bancorp, Inc.^	21,140	344,159
Heritage Commerce Corp.^	52,190	431,089
Hilltop Holdings*^	13,833	327,980
Howard Hughes Corp., (The)*^	8,470	966,596
ING Groep NV (Netherlands)*	19,200	249,134
ING US, Inc.^	22,000	768,680
Ocean Shore Holding Co.^	38,010	533,280
Ocwen Financial Corp.*	3,690	209,075
Pacific Mercantile Bancorp*	67,929	418,443
Realogy Holdings Corp.*	1,760	83,406
Unite Group PLC (United Kingdom)	33,188	215,820
ViewPoint Financial Group	12,384	314,306

		9,610,841

HEALTH CARE—0.7%
Angiotech Pharmaceuticals, Inc.*†Δ	14,450	209,525
Athenahealth, Inc.*	3,136	411,349

		620,874

INDUSTRIALS—9.6%
Ashtead Group PLC (United Kingdom)	43,000	488,487
Baltic Trading Ltd.	251,000	1,270,060
Cummins, Inc.^	1,132	149,832
Eaton Corp., PLC	1,089	79,127
FedEx Corp.^	4,165	577,686
H&E Equipment Services, Inc.*	17,300	493,569
HD Supply Holdings, Inc.*^	36,000	758,520
Hertz Global Holdings, Inc.*	30,000	727,800
Manitowoc Co., Inc. (The)	15,000	308,850
Nielsen Holdings NV	6,280	271,045
Pitney Bowes, Inc.	1,389	32,183
Quanta Services, Inc.*	9,000	266,490
RPX Corp.*^	35,658	589,070
Safe Bulkers, Inc.	55,000	428,450
Stanley Black & Decker, Inc.^	954	77,646
United Rentals, Inc.*^	15,000	1,030,950

The accompanying notes are an integral part of the Portfolio of Investments.

1

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
URS Corp.	5,760	$299,347
USG Corp.*^	28,000	766,920

		8,616,032

INFORMATION TECHNOLOGY—24.8%
Angie’s List, Inc.*	21,955	285,854
Apple, Inc.^	4,955	2,755,327
Aruba Networks, Inc.*^	33,882	604,455
Attunity Ltd.*†	20,000	168,600
Comverse, Inc.*^	24,223	811,470
Demand Media, Inc.*	24,300	133,893
eBay, Inc.*	4,900	247,548
Envestnet, Inc.*	11,406	453,388
Extreme Networks, Inc.*	50,320	349,724
Fleetmatics Group, PLC*	10,682	413,393
Gigamon, Inc.*	16,324	476,824
Guidewire Software, Inc.*	10,237	488,612
LogiTech International SA*	42,768	490,121
LTX-Credence Corp.*^	149,000	1,075,780
Meru Networks, Inc.*^	144,720	513,756
NVIDIA Corp.	22,210	346,476
NXP Semiconductor NV*†	11,521	489,642
OpenTable, Inc.*^	1,058	88,417
Optimal Payments, PLC (United Kingdom)*	208,000	1,134,227
Pandora Media, Inc.*^	29,952	850,637
Progress Software Corp.*	9,870	259,976
QIWI, PLC - Sponsored ADR	7,851	367,270
Rally Software Development Corp.*	16,619	408,827
Responsys, Inc.*^	40,302	681,507
Ruckus Wireless, Inc.*^	43,710	569,978
Salesforce.com, Inc.*	5,122	266,805
SanDisk Corp.	5,351	364,671
ServiceNow, Inc.*^	14,402	764,890
Silicon Motion Technology Corp., ADR^	107,311	1,602,153
SINA Corp.*	4,392	338,491
Skyworks Solutions, Inc.*	14,636	389,171
SPS Commerce*	4,292	282,285
Tableau Software, Inc., Class A*	5,754	377,117
Take-Two Interactive Software, Inc.*	15,000	245,400
Teradyne, Inc.*^	48,000	817,440
Tessera Technologies, Inc	25,296	505,920
Trulia, Inc.*	10,689	367,060
Yahoo!, Inc.^	29,358	1,085,659
Yelp, Inc.*	7,264	440,852

		22,313,616

MATERIALS—2.9%
Graphic Packaging Holding Co.*^	110,000	987,800
Owens-Illinois, Inc.*^	28,000	924,000
Smurfit Kappa Group, PLC (Ireland)	28,000	656,757

		2,568,557

REAL ESTATE INVESTMENT TRUSTS—11.7%
Alexandria Real Estate Equities, Inc.^	15,366	972,053

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
Avalonbay Communities, Inc.^	9,581	$1,135,923
BRE Properties, Inc.	11,150	571,214
Brookfield Canada Office Properties (Canada)	11,981	288,996
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	31,150	48,240
Education Realty Trust, Inc.^	42,850	372,795
Empire State Realty Trust, Inc.*	22,310	322,380
Equity Lifestyle Properties, Inc.^	16,337	579,964
Equity Residential^	12,550	646,827
General Growth Properties, Inc.	34,650	718,988
Green REIT, PLC (Ireland)*	121,556	198,866
Hudson Pacific Properties, Inc.^	33,750	699,975
Klepierre (France)	8,150	378,126
Mack-Cali Realty Corp.	21,700	441,812
Parkway Properties, Inc.^	39,662	725,418
Post Properties, Inc.^	28,991	1,242,554
RLJ Lodging Trust^	36,200	873,868
Spirit Realty Capital, Inc.	27,085	268,954

		10,486,953

TELECOMMUNICATION SERVICES—3.4%
8X8, Inc.*	18,303	190,717
Globalstar, Inc.*	136,000	242,080
inContact, Inc.*^	147,594	1,106,955
Vodafone Group, PLC - Sponsored ADR	22,000	815,980
Vodafone Group, PLC (United Kingdom)	201,300	746,299

		3,102,031

TOTAL COMMON STOCKS (Cost $65,866,168)		77,666,258

EXCHANGE TRADED FUNDS — 1.8%
CURRENCY—0.4%
ProShares UltraShort Yen*	5,600	376,600

EQUITY—1.4%
Financial Select Sector SPDR Fund	9,500	204,060
ProShares Short S&P 500*	15,400	399,014
ProShares UltraShort S&P 500*	13,000	407,160
WisdomTree Japan Hedged Equity Fund	5,000	251,550

		1,261,784

TOTAL EXCHANGE TRADED FUNDS (Cost $1,557,215)		1,638,384

The accompanying notes are an integral part of the Portfolio of Investments.

2

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2013

(UNAUDITED)

	PAR (000’s)		VALUE
FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD	10	$9,767

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,144)			9,767

U.S. TREASURY NOTE — 0.1%
2.625% 04/30/16^		$100	105,398
TOTAL U.S. TREASURY NOTE (Cost $101,549)			105,398

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 0.5%
CALL OPTIONS PURCHASED — 0.3%
Caesars Entertainment Corp. Expires 01/18/14 Strike Price $25		359	$14,360
Equinix, Inc. Expires 12/21/13 Strike Price $210		45	1,800
Hertz Global Holdings, Inc. Expires 01/18/14 Strike Price $24		150	18,750
Hertz Global Holdings, Inc. Expires 03/22/14 Strike Price $23		300	79,500
iShares Russell 2000 ETF Expires 12/27/13 Strike Price $117		350	16,450
iShares U.S. Home Construction ETF Expires 01/18/14 Strike Price $24		550	27,500
Loral Space & Communications, Inc. Expires 04/19/14 Strike Price $85		77	24,640
United Rentals, Inc. Expires 12/21/13 Strike Price $62.50		55	35,200

TOTAL CALL OPTIONS PURCHASED (Cost $231,892)			218,200

PUT OPTIONS PURCHASED — 0.2%
AmTrust Financial Services, Inc. Expires 03/22/14 Strike Price $35		150	24,375
Hewlett-Packard Co. Expires 01/18/14 Strike Price $24		160	3,680
iShares Russell 2000 ETF Expires 12/27/13 Strike Price $112		525	66,150
NTELOS Holdings Corp. Expires 03/22/14 Strike Price $12.50		280	9,100

	NUMBER OF CONTRACTS	VALUE
NTELOS Holdings Corp. Expires 03/22/14 Strike Price $15	150	$9,375
NTELOS Holdings Corp. Expires 12/21/13 Strike Price $15	330	3,300
Oracle Corp. Expires 01/18/14 Strike Price $33	230	8,970
RealPage, Inc. Expires 04/19/14 Strike Price $17.50	200	8,000
RealPage, Inc. Expires 07/19/14 Strike Price $17.50	160	11,600
SPDR S&P 500 ETF Trust Expires 12/13/13 Strike Price $177	700	35,000
Sturm, Ruger & Co., Inc. Expires 04/19/14 Strike Price $65	24	9,000

TOTAL PUT OPTIONS PURCHASED (Cost $274,067)		188,550

TOTAL PURCHASED OPTIONS — 0.5% (Cost $505,959)		406,750

TOTAL INVESTMENTS — 88.8% (Cost $68,041,035)**		79,826,557

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (45.7)%
COMMON STOCKS — (42.7)%
CONSUMER DISCRETIONARY—(6.2)%
Brinker International, Inc.	(4,000)	(188,120)
Brunswick Corp.	(515)	(23,536)
Casio Computer Co. Ltd. (Japan)	(9,000)	(102,195)
Dick’s Sporting Goods, Inc.	(424)	(23,964)
Dunkin’ Brands Group, Inc.	(3,400)	(166,532)
Francesca’s Holdings Corp.*	(20,400)	(400,248)
GameStop Corp., Class A	(2,506)	(120,914)
Gannett Co., Inc.	(341)	(9,227)
Gap, Inc. (The)	(492)	(20,157)
Hanesbrands, Inc.	(2,111)	(147,981)
Hasbro, Inc.	(3,390)	(182,450)
HomeAway, Inc.*	(11,488)	(419,312)
Jarden Corp.*	(439)	(24,689)
John Wiley & Sons, Inc., Class A	(4,000)	(203,840)
L Brands, Inc.	(2,090)	(135,829)
Lululemon Athletica, Inc.*†	(2,180)	(151,990)
Macy’s, Inc.	(200)	(10,652)
McDonald’s Corp.	(2,130)	(207,398)
Netflix, Inc.*	(420)	(153,636)
NVR, Inc.*	(200)	(193,996)
Panera Bread Co., Class A*	(84)	(14,859)
Scholastic Corp.	(5,200)	(158,808)
Target Corp.	(330)	(21,097)
Tesla Motors, Inc.*	(1,100)	(140,008)
Thor Industries, Inc.	(7,000)	(378,490)

The accompanying notes are an integral part of the Portfolio of Investments.

3

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Tile Shop Holdings, Inc.*	(14,300)	$(239,525)
TripAdvisor, Inc.*	(14,635)	(1,292,563)
Tupperware Brands Corp.	(1,347)	(123,035)
WH Smith PLC (United Kingdom)	(21,000)	(324,890)

		(5,579,941)

CONSUMER STAPLES—(0.8)%
Colgate-Palmolive Co.	(258)	(16,979)
ConAgra Foods, Inc.	(1,300)	(42,887)
Energizer Holdings, Inc.	(778)	(85,852)
General Mills, Inc.	(1,600)	(80,688)
Kimberly-Clark Corp.	(1,964)	(214,390)
Kroger Co. (The)	(3,018)	(126,002)
Molson Coors Brewing Co., Class B	(203)	(10,692)
Philip Morris International, Inc.	(1,750)	(149,695)

		(727,185)

FINANCIALS—(2.3)%
American Homes 4 Rent, Class A*	(6,053)	(99,269)
Amtrust Financial Services, Inc.	(6,160)	(257,550)
First Financial Bankshares, Inc.	(3,650)	(242,287)
Greenhill & Co., Inc.	(3,820)	(208,992)
Home Capital Group, Inc. (Canada)	(2,490)	(199,144)
MSCI, Inc.*	(7,600)	(337,364)
Nationstar Mortgage Holdings, Inc.*	(3,000)	(118,890)
Portfolio Recovery Associates, Inc.*	(4,500)	(262,800)
SVB Financial Group*	(1,570)	(158,947)
US Bancorp	(4,850)	(190,217)

		(2,075,460)

HEALTH CARE—(1.1)%
Chemed Corp.	(2,200)	(171,446)
Intuitive Surgical, Inc.*	(420)	(158,298)
Masimo Corp.*	(13,500)	(386,505)
Questcor Pharmaceuticals, Inc.	(2,800)	(162,428)
Tearlab Corp.*	(14,300)	(133,991)

		(1,012,668)

INDUSTRIALS—(2.2)%
Acuity Brands, Inc.	(3,200)	(328,096)
Caterpillar, Inc.	(2,355)	(199,233)
Healthcare Services Group, Inc.	(6,600)	(191,334)
MiX Telematics Ltd. - Sponsored ADR*	(21,968)	(284,046)
Nielsen Holdings NV	(2,896)	(124,991)
Ritchie Bros Auctioneers, Inc.†	(10,000)	(206,500)
Sensata Technologies Holding NV*†	(9,866)	(384,577)
Solarcity Corp.*	(5,040)	(263,491)

		(1,982,268)

INFORMATION TECHNOLOGY—(20.1)%
21Vianet Group, Inc. ADR*	(16,472)	(294,025)
Activision Blizzard, Inc.	(11,736)	(201,977)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Akamai Technologies, Inc.*	(13,715)	$(613,335)
Bankrate, Inc.*	(46,837)	(877,725)
Bazaarvoice, Inc.*	(38,802)	(306,536)
Bottomline Technologies de, Inc.*	(8,600)	(297,302)
Computer Sciences Corp.	(7,321)	(385,231)
Corning, Inc.	(22,618)	(386,315)
Dassault Systemes SA (France)	(3,171)	(363,962)
Dealertrack Technologies, Inc.*	(4,000)	(167,200)
Digital River, Inc.*	(20,956)	(374,484)
Dolby Laboratories, Inc., Class A	(13,987)	(502,553)
Ebix, Inc.	(3,880)	(54,048)
FactSet Research Systems, Inc.	(4,837)	(546,581)
First Solar, Inc.	(2,850)	(170,487)
Hewlett-Packard Co.	(8,500)	(232,475)
iGATE Corp.*	(17,126)	(573,378)
Intel Corp.	(12,741)	(303,745)
International Business Machines Corp.	(2,150)	(386,312)
International Rectifier Corp.*	(15,689)	(375,595)
IPG Photonics Corp.	(2,020)	(146,490)
Marketo, Inc.*	(5,150)	(149,865)
MercadoLibre, Inc.*†	(4,648)	(514,580)
Microsoft Corp.	(575)	(21,925)
Model N, Inc.*	(24,742)	(203,132)
Motorola Solutions, Inc.	(10,694)	(704,521)
Neopost SA (France)	(2,100)	(163,717)
NVIDIA Corp.	(47,197)	(736,273)
Open Text Corp. (Canada)	(7,318)	(627,080)
OpenTable, Inc.*	(6,784)	(566,939)
Oracle Corp.	(6,500)	(229,385)
Pandora Media, Inc.	(6,300)	(178,920)
Paychex, Inc.	(4,470)	(195,473)
Plexus Corp.*	(13,193)	(532,602)
RealD, Inc.*	(31,861)	(285,475)
RealPage, Inc.*	(37,620)	(843,064)
Salesforce.com, Inc.*	(6,200)	(322,958)
Seagate Technology., PLC	(199)	(9,759)
Silicon Graphics International Corp.*	(11,070)	(147,453)
SolarWinds, Inc.*	(9,555)	(319,519)
SunPower Corp.*	(9,300)	(282,162)
Symantec Corp.	(21,960)	(493,880)
Synchronoss Technologies, Inc.*	(6,800)	(215,764)
Taiwan Semiconductor
Manufacturing Co. Ltd. - Sponsored ADR	(17,000)	(301,410)
Textura Corp.*	(3,531)	(119,560)
Travelzoo, Inc.*	(11,205)	(240,683)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(98,490)
WebMD Health Corp.*	(9,309)	(359,979)
Xilinx, Inc.	(5,808)	(258,049)
Yelp, Inc.*	(2,200)	(133,518)
Zebra Technologies Corp., Class A*	(11,065)	(573,610)
Zillow, Inc., Class A*	(2,570)	(202,053)
Zynga, Inc.*	(110,186)	(479,309)

		(18,070,863)

The accompanying notes are an integral part of the Portfolio of Investments.

4

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2013

(UNAUDITED)

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(8.2)%
Acadia Realty Trust	(10,025)	$(260,349)
AvalonBay Communities, Inc.	(1,600)	(189,696)
Boardwalk Real Estate Investment Trust (Canada)	(2,250)	(125,528)
Colony Financial, Inc.	(14,452)	(292,219)
CubeSmart	(23,472)	(380,716)
Duke Realty Corp.	(31,950)	(485,001)
EastGroup Properties, Inc.	(4,006)	(242,724)
Essex Property Trust, Inc.	(2,480)	(376,489)
Glimcher Realty Trust	(19,412)	(188,491)
HCP, Inc.	(6,400)	(235,328)
Health Care REIT, Inc.	(9,800)	(548,702)
Highwoods Properties, Inc.	(16,055)	(576,696)
Kimco Realty Corp.	(37,400)	(771,188)
Pebblebrook Hotel Trust.	(24,321)	(737,656)
Plum Creek Timber Co., Inc.	(2,258)	(98,765)
Post Properties, Inc.	(3,430)	(147,010)
Rouse Properties, Inc.	(3,245)	(79,146)
Silver Bay Realty Trust Corp.	(10,440)	(167,144)
Sun Communities, Inc.	(4,050)	(165,240)
Vornado Realty Trust	(8,704)	(765,343)
Washington Real Estate Investment Trust	(7,968)	(189,160)
Weingarten Realty Investors	(10,750)	(306,805)

		(7,329,396)

TELECOMMUNICATION SERVICES—(1.8)%
AT&T, Inc.	(4,585)	(161,438)
Belgacom SA (Belgium)	(14,000)	(415,802)
Deutsche Telekom AG, Registered Shares (Germany)	(17,000)	(269,511)
Iridium Communications, Inc.*	(12,000)	(73,800)
NTELOS Holdings Corp.	(9,500)	(203,395)
Telefonica SA	(20,000)	(329,619)
Verizon Communications, Inc.	(3,674)	(182,304)

		(1,635,869)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $36,691,401)		(38,413,650)

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED-FUNDS SOLD SHORT — (3.0)%
EQUITY—(3.0)%
Consumer Staples Select Sector SPDR Fund	(12,000)	$(516,120)
iShares MSCI Emerging Markets ETF	(4,400)	(186,340)
SPDR S&P 500 ETF Trust	(6,387)	(1,156,047)
SPDR S&P Regional Banking ETF .	(3,620)	(144,655)
Vanguard REIT ETF	(9,924)	(650,022)

		(2,653,184)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $2,667,063)		(2,653,184)

TOTAL SECURITIES SOLD SHORT (Proceeds $39,358,464)		(41,066,834)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.4)%
CALL OPTIONS WRITTEN—(0.4)%
Equinix, Inc. Expires 12/21/13 Strike Price $250	(30)	(12,000)
Expedia, Inc. Expires 01/18/14 Strike Price $54.48	(107)	(103,790)
Hertz Global Holdings, Inc. Expires 01/18/14 Strike Price $26	(150)	(7,500)
Hertz Global Holdings, Inc. Expires 03/22/14 Strike Price $27	(300)	(25,500)
iShares Russell 2000 ETF Expires 12/27/13 Strike Price $114	(350)	(47,950)
Loral Space & Communications, Inc. Expires 04/19/14 Strike Price $90	(154)	(31,955)
Melco Crown Entertainment Ltd. Expires 12/21/13 Strike Price $37	(160)	(9,760)
SPDR S&P 500 ETF Trust Expires 12/21/13 Strike Price $181	(350)	(63,350)
Sturm, Ruger & Co., Inc. Expires 04/19/14 Strike Price $70	(24)	(19,080)
United Rentals, Inc. Expires 12/21/13 Strike Price $67.50	(55)	(14,300)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $178,001)		(335,185)

PUT OPTIONS WRITTEN—0.0%
Hertz Global Holdings, Inc. Expires 01/18/14 Strike Price $21	(100)	(2,000)

The accompanying notes are an integral part of the Portfolio of Investments.

5

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2013

(UNAUDITED)

NUMBER OF CONTRACTS		VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
Hewlett-Packard Co. Expires 01/18/14 Strike Price $20	(160)	$(640)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $11,642)		(2,640)

TOTAL WRITTEN OPTIONS — (0.4)% (Premiums Received $189,643)		(337,825)

OTHER ASSETS IN EXCESS OF LIABILITIES — 57.3%		51,494,061

NET ASSETS — 100.0%		$89,915,959

*Non-income producing.

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$68,041,035

Gross unrealized appreciation	12,953,442
Gross unrealized depreciation	(1,167,920)

Net unrealized appreciation	$11,785,522

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2013, fair valued positions amounted to $209,525 or 0.2% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the Portfolio of Investments.

6

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

NOVEMBER 30, 2013

(UNAUDITED)

PORTFOLIO VALUATION — The S1 Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yield, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

NOVEMBER 30, 2013

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT NOVEMBER 30, 2013	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$18,062,615	$18,062,615	$—	$—
Consumer Staples	2,284,739	884,939	1,399,800	—
Financials	9,610,841	8,776,957	833,884	—
Health Care	620,874	411,349	209,525	—
Industrials	8,616,032	8,127,545	488,487	—
Information Technology	22,313,616	22,313,616	—	—
Materials	2,568,557	1,911,800	656,757	—
Real Estate Investment Trusts	10,486,953	10,108,827	378,126	—
Telecommunication Services	3,102,031	2,355,732	746,299	—
Exchange Traded Funds	1,638,384	1,638,384	—	—
Foreign Government Note	9,767	—	9,767	—
U.S. Treasury Note	105,398	—	105,398	—
Asset Derivatives
Equity Contracts	406,750	406,750	—	—

Total Assets	$79,826,557	$74,998,514	$4,828,043	$—

	TOTAL FAIR VALUE AT NOVEMBER 30, 2013	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Consumer Discretionary	$(5,579,941)	$(5,152,856)	$(427,085)	$—
Consumer Staples	(727,185)	(727,185)	—	—
Financials	(2,075,460)	(2,075,460)	—	—
Health Care	(1,012,668)	(1,012,668)	—	—
Industrials	(1,982,268)	(1,982,268)	—	—
Information Technology	(18,070,863)	(17,907,146)	(163,717)	—
Real Estate Investment Trusts	(7,329,396)	(7,329,396)	—	—
Telecommunications Services	(1,635,869)	(620,937)	(1,014,932)	—
Exchange Traded Funds	(2,653,184)	(2,653,184)	—	—
Liability Derivatives
Equity Contracts	(337,825)	(337,825)	—	—

Total Liabilities	$(41,404,659)	$(39,798,925)	$(1,605,734)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

8

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

NOVEMBER 30, 2013

(UNAUDITED) (CONTINUED)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, the Fund had no significant transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2013 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

	Asset Derivatives

Purchased Options	$406,750	$—	$—	$—	$406,750

	Liability Derivatives

Written Options	$(337,825)	$—	$—	$—	$(337,825)

For the period ended November 30, 2013, the Fund’s quarterly average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	FORWARD FOREIGN CURRENCY CONTRACTS APPRECIATION	FUTURES NOTIONAL AMOUNT	WRITTEN OPTIONS (PROCEEDS)

$690,790	$—	$—	$266,463

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk

9

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

NOVEMBER 30, 2013

(UNAUDITED) (CONTINUED)

that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

As of November 30, 2013, the Fund had options written valued at ($337,825).

The Fund had transactions in options written during the period ended November 30, 2013 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2013	3,670	$343,283
Options written	12,347	1,033,494
Options closed	(13,413)	(1,166,142)
Options expired	(664)	(20,992)
Options exercised	—	—

Options outstanding at November 30, 2013	1,940	$189,643

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of November 30, 2013, the Fund had no futures contracts.

10

S1 FUND

NOTES TO PORTOFLIO OF INVESTMENTS

NOVEMBER 30, 2013

(UNAUDITED) (CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of November 30, 2013, the Fund had no forward contracts.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

11

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

November 30, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS — 89.9%
Apparel — 1.0%
Barry (R.G.) Corp.	37,414	$718,350

Auto Parts — 0.8%
Commercial Vehicle Group, Inc. *	16,127	122,726
Modine Manufacturing Co. *	33,210	441,029

		563,755

Banks — 9.9%
First Horizon National Corp.	279,025	3,127,870
Independent Bank Corp. *	9,390	111,553
MainSource Financial Group, Inc.	83,194	1,495,828
MBT Financial Corp. *	30	113
Regions Financial Corp.	254,650	2,477,745

		7,213,109

Coal — 8.2%
Arch Coal, Inc. (a)	934,479	3,812,674
Cloud Peak Energy, Inc. *	129,555	2,142,840

		5,955,514

Commercial Services — 5.9%
Aegean Marine Petroleum Network, Inc. (a)	158,044	1,694,232
Ardmore Shipping Corp. *	58,525	748,535
Baltic Trading, Ltd. (a)	38,680	195,721
Hudson Global Inc *	285,442	976,212
Insperity, Inc.	14,486	510,632
Monster Worldwide, Inc. *	23,267	130,993

		4,256,325

Computers — 0.6%
Xyratex Ltd.	39,722	409,931

Electronics — 3.0%
AU Optronics Corp. SP ADR *	325,060	1,007,686
Kemet Corp. *	176,306	1,057,836
Pulse Electronics Corp. * (a)	34,599	117,292

		2,182,814

Healthcare - Products — 1.0%
Orthofix International NV *	31,934	690,732

Healthcare - Services — 4.9%
Emeritus Corp. *	34,110	767,816
Five Star Quality Care, Inc. *	564,701	2,783,976

		3,551,792

Home Builders — 6.7%
Meritage Homes Corp. *	73,150	3,187,877
Taylor Morrison Home Corp., Class A *	76,888	1,680,003

		4,867,880

Household Durables — 1.1%
Standard Pacific Corp. *	100,998	826,164

	Shares	Value
Industrial — 2.4%
FreightCar America, Inc.	75,443	$1,756,313

Insurance — 2.7%
Aspen Insurance Holdings, Ltd.	3,425	138,438
Assured Guaranty, Ltd.	33,625	789,515
First American Financial Corp.	40,139	1,062,078

		1,990,031

Internet — 1.4%
ModusLink Global Solutions, Inc. *	266,760	1,037,696

Machinery - Diversified — 1.6%
Flow International Corp. *	22,057	88,669
Intevac, Inc. *	162,671	1,076,882

		1,165,551

Mining — 1.8%
Alumina Ltd. SP ADR *	90,864	335,288
Hecla Mining Co.	7,165	21,137
Stillwater Mining Co. *	10,305	115,725
Thompson Creek Metals Co., Inc. * (a)	301,520	847,271

		1,319,421

Miscellaneous Manfacturing — 1.3%
Orbotech, Ltd. *	65,920	922,221

Oil & Gas — 5.5%
Willbros Group, Inc *	185,432	1,626,239
WPX Energy, Inc. *	125,959	2,341,578

		3,967,817

Real Estate — 1.5%
Forestar Group, Inc. *	54,893	1,062,728

Real Estate Investment Trusts — 4.8%
NorthStar Realty Finance Corp.	171,010	1,689,579
Redwood Trust, Inc. (a)	32,475	603,386
Rexford Industrial Realty, Inc. *	2,300	32,039
Strategic Hotels & Resorts, Inc. *	128,228	1,145,076

		3,470,080

Retail — 5.0%
MarineMax, Inc. *	92,011	1,446,413
Office Depot, Inc. * (a)	366,038	1,991,245
Wet Seal Inc./The Class A *	47,407	157,865

		3,595,523

Savings & Loans — 7.5%
Flagstar Bancorp, Inc. *	278,170	5,104,419
HomeStreet, Inc.	6,010	127,172
Pulaski Financial Corp.	16,931	186,410

		5,418,001

Semiconductors — 3.1%
Alpha & Omega Semiconductor Ltd *	13,488	104,532

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

November 30, 2013

(Unaudited)

	Shares	Value
Semiconductors — (Continued)
ATMI, Inc. *	31,409	$961,115
Axcelis Technologies, Inc. *	545,571	1,216,623

		2,282,270

Software — 2.8%
Avid Technology, Inc. *	161,980	1,433,523
Take-Two Interactive Software, Inc. *	35,615	582,661

		2,016,184

Telecommunications — 5.4%
Aviat Networks, Inc. *	1,273,807	3,222,732
Comverse, Inc. *	20,790	696,465

		3,919,197

TOTAL COMMON STOCKS (Cost $46,884,384)		65,159,399

	Par (000)
CORPORATE BONDS — 1.9%
LandAmerica Financial Group, Inc. ‡ CONV
3.25%, 05/15/34	$37	11,473
Northstar Realty Finance Corp. ^ CONV
7.50%, 03/15/31	358	605,915
Pulse Electronics Corp. CONV
7.00%, 12/15/14	172	127,280
RAIT Financial Trust CONV
7.00%, 04/01/31	463	612,896

TOTAL CORPORATE BONDS (Cost $970,987)		1,357,564

	Shares
EXCHANGE TRADED FUND — 0.5%
Finance — 0.5%
iShares Russell 2000 Value Index Fund	4,105	402,906

TOTAL EXCHANGE TRADED FUND (Cost $372,924)		402,906

SECURITIES LENDING COLLATERAL — 8.5%
BlackRock Liquidity Fund	6,186,409	6,186,409

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,186,409)		6,186,409

TOTAL INVESTMENTS — 100.8% (Cost $54,414,704)**		$73,106,278

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(612,578)

NET ASSETS — 100.0%		$72,493,700

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2013, the market value of securities on loan was $5,949,051.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of November 30, 2013, this holding amounted to $11,473 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2013, this security amounted to $605,915 or 0.8% of net assets.
CONV	Convertible
SP ADR	Sponsored American Depository Receipt
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$54,414,704

Gross unrealized appreciation	21,469,766
Gross unrealized depreciation	(2,778,192)

Net unrealized appreciation	$18,691,574

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

November 30, 2013

(Unaudited)

	Shares	Value
COMMON STOCKS — 91.7%
Aerospace & Defense — 1.2%
Boeing Co. (The)	3,340	$448,395

Airlines — 0.1%
US Airways Group, Inc. *(a)	1,660	38,977

Automobile Manufacturers — 1.9%
Navistar International Corp. *(a)	16,841	676,840

Automobile Parts & Equipment — 1.3%
Magna International, Inc. (a)	5,780	470,145

Banks — 27.3%
Bank of America Corp.	126,510	2,001,388
Citigroup, Inc.	36,834	1,949,255
Huntington Bancshares, Inc.	46,145	423,611
JPMorgan Chase & Co.	22,775	1,303,185
KeyCorp	33,965	433,054
Morgan Stanley	13,690	428,497
Regions Financial Corp.	79,505	773,584
SunTrust Banks, Inc.	74,079	2,683,882

		9,996,456

Coal — 9.8%
Arch Coal, Inc. (a)	312,040	1,273,123
Consol Energy, Inc.	18,985	675,486
Peabody Energy Corp.	90,415	1,645,553

		3,594,162

Commercial Services — 1.4%
Aegean Marine Petroleum Network, Inc.	46,907	502,843

Electric — 0.3%
NRG Energy, Inc.	3,453	91,366

Electronics — 1.3%
LG Display Co., Ltd. ADR *(a)	42,046	487,313

Health Care - Services — 2.8%
Brookdale Senior Living, Inc. *	34,840	1,015,934

Home Builders — 8.5%
Lennar Corp., Class A	31,250	1,117,500
Meritage Homes Corp. *	2,225	96,966
Taylor Morrison Home Corp., Class A *	7,910	172,834
Toll Brothers, Inc. *	50,670	1,727,847

		3,115,147

Insurance — 12.7%
ACE Ltd.	245	25,181
Allstate Corp., (The)	17,785	965,192
American International Group, Inc. *	23,460	1,167,135
Assured Guaranty, Ltd.	38,076	894,024

	Shares	Value
Insurance — (Continued)
Genworth Financial, Inc., Class A *	7,800	$117,858
Hartford Financial Services Group, Inc.	35,990	1,282,324
WR Berkley Corp.	4,620	202,310

		4,654,024

Leisure Time — 3.1%
Carnival Corp.	31,300	1,130,243

Lodging — 4.3%
Marriott International, Inc., Class A	30,800	1,448,216
Orient-Express Hotels, Ltd., Class A *	9,490	139,788

		1,588,004

Mining — 0.6%
Alcoa, Inc.	20,805	199,936

Oil & Gas — 14.9%
Chesapeake Energy Corp.	79,951	2,148,283
Devon Energy Corp.	14,370	871,109
Weatherford International, Ltd. *	84,765	1,327,420
WPX Energy, Inc. *	59,835	1,112,333

		5,459,145

Telecommunications — 0.2%
Cisco Systems, Inc.	2,800	59,500

TOTAL COMMON STOCKS (Cost $24,259,633)		33,528,430

EXCHANGE TRADED FUND — 1.1%
Finance — 1.1%
iShares Russell 1000 Value Index Fund	4,485	414,549

TOTAL EXCHANGE TRADED FUND (Cost $408,030)		414,549

SECURITIES LENDING COLLATERAL — 6.0%
BlackRock Liquidity Fund	2,171,822	2,171,822

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,171,822)		2,171,822

TOTAL INVESTMENTS — 98.8% (Cost $26,839,485)**		36,114,801

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		441,954

NET ASSETS — 100.0%		$36,556,755

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2013, market value of securities on loan was $2,118,019.

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (Concluded)

November 30, 2013

(Unaudited)

ADR	American Depository Receipt

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$26,839,485

Gross unrealized appreciation	10,794,704
Gross unrealized depreciation	(1,519,388)

Net unrealized appreciation	$9,275,316

The accompanying notes are an integral part of the portfolio of investments.

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2013

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement. The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of November 30, 2013, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	November 30, 2013	Price	Inputs	Inputs
Common Stocks*	$65,159,399	$65,159,399	$—	$—
Corporate Bonds	1,357,564	—	1,346,091	11,473
Exchange Traded Fund	402,906	402,906	—	—
Securities Lending Collateral	6,186,409	6,186,409	—	—

Total	$73,106,278	$71,748,714	$1,346,091	$11,473

5

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2013

(Unaudited)

Value Fund

	Total Value as of November 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$33,528,430	$33,528,430	$—	$—
Exchange Traded Fund	414,549	414,549	—	—
Securities Lending Collateral	2,171,822	2,171,822	—	—

Total	$36,114,801	$36,114,801	$—	$—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, there were no transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

November 30, 2013

(unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.0%
Airlines — 0.6%
Southwest Airlines Co.	11,850	$220,292

		220,292

Apparel — 0.1%
VF Corp.	150	35,187

		35,187

Banks — 3.0%
US Bancorp	28,780	1,128,752

		1,128,752

Chemicals — 3.1%
FMC Corp.	500	36,430
Praxair, Inc.	310	39,141
Sigma-Aldrich Corp.	12,590	1,085,762

		1,161,333

Commercial Services — 3.4%
Cintas Corp.	760	42,180
McGraw Hill Financial, Inc.	580	43,210
Paychex, Inc.	890	38,920
Total System Services, Inc.	36,660	1,138,293
Western Union Co., (The)	1,880	31,340

		1,293,943

Computers — 0.9%
EMC Corp.	12,580	300,033
International Business Machines Corp.	210	37,733

		337,766

Diversified Financial Services — 0.2%
American Express Co.	490	42,042
CME Group, Inc.	460	37,697

		79,739

Electric — 3.8%
CMS Energy Corp.	1,350	35,829
Dominion Resources, Inc.	580	37,648
DTE Energy Co.	510	34,037
PPL Corp.	1,130	34,702
SCANA Corp.	2,300	108,491
Southern Co., (The)	760	30,879
Wisconsin Energy Corp.	6,010	251,038
Xcel Energy, Inc.	33,100	927,462

		1,460,086

Electronics — 0.2%
FLIR Systems, Inc.	1,010	29,967
Waters Corp.*	360	35,831

		65,798

Environmental Control — 0.1%
Waste Management, Inc.	850	38,828

		38,828

	Number of Shares	Value
Food — 8.1%
ConAgra Foods, Inc.	890	$29,361
General Mills, Inc.	4,480	225,926
Hershey Co., (The)	380	36,818
Hormel Foods Corp.	23,400	1,053,468
Kellogg Co.	14,850	900,504
McCormick & Co., Inc.	11,990	827,310

		3,073,387

Healthcare-Products — 2.6%
Carefusion Corp.*	940	37,459
CR Bard, Inc.	280	38,886
Patterson Cos., Inc.	4,290	177,992
St. Jude Medical, Inc.	9,330	545,059
Stryker Corp.	500	37,210
Varian Medical Systems, Inc.*	1,710	133,466
Zimmer Holdings, Inc.	300	27,423

		997,495

Healthcare-Services — 3.1%
Cigna Corp.	430	37,604
Humana, Inc.	340	35,357
Laboratory Corp. of America Holdings*	10,610	1,080,628
UnitedHealth Group, Inc.	450	33,515

		1,187,104

Household Products/Wares — 5.6%
Clorox Co., (The)	9,890	921,451
Kimberly-Clark Corp.	11,140	1,216,042

		2,137,493

Insurance — 4.0%
Berkshire Hathaway, Inc., Class B*	290	33,794
CHUBB Corp. (The)	260	25,077
Loews Corp.	17,610	833,834
Marsh & McLennan Cos., Inc.	7,520	356,824
Progressive Corp., (The)	1,350	37,706
Torchmark Corp.	2,390	181,640
Travelers Cos, Inc., (The)	430	39,018

		1,507,893

Internet — 4.1%
Google, Inc., Class A*	990	1,048,994
Yahoo!, Inc.*	13,630	504,037

		1,553,031

Media — 1.7%
Scripps Networks Interactive, Inc., Class A	8,630	643,712

		643,712

Miscellaneous Manufacturing — 1.0%
General Electric Co.	14,370	383,104

		383,104

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

November 30, 2013

(unaudited)

	Number of Shares	Value
Oil & Gas — 2.4%
Chevron Corp.	310	$37,956
ConocoPhillips	640	46,592
Exxon Mobil Corp.	8,360	781,493
Occidental Petroleum Corp	380	36,085

		902,126

Packaging & Containers — 0.5%
Bemis Co., Inc.	5,260	205,298

		205,298

Pharmaceuticals — 14.9%
Eli Lilly & Co.	17,330	870,313
Express Scripts Holding Co.*	560	37,716
Forest Laboratories, Inc.*	860	44,127
Johnson & Johnson	10,560	999,610
McKesson Corp.	1,660	275,377
Merck & Co., Inc.	21,900	1,091,277
Perrigo Co.	7,980	1,244,002
Pfizer, Inc.	30,190	957,929
Zoetis, Inc.	4,380	136,437

		5,656,788

Pipelines — 2.7%
Spectra Energy Corp.	29,960	1,005,158
Williams COS, Inc. (The)	1,000	35,219

		1,040,377

Retail — 13.5%
Bed Bath & Beyond, Inc.*	500	39,014
Costco Wholesale Corp.	6,960	872,993
Darden Restaurants, Inc.	750	39,998
Dollar General Corp.*	560	31,886
Dollar Tree, Inc.*	11,350	631,628
Family Dollar Stores, Inc.	9,520	664,210
Kohl’s Corp.	650	35,932
McDonald’s Corp.	3,880	377,796
O’Reilly Automotive, Inc.*	260	32,490
PetSmart, Inc.	6,790	503,207
Target Corp.	16,330	1,043,977
Tiffany & Co.	300	26,741
Walgreen Co.	700	41,440
Wal-Mart Stores, Inc.	9,840	797,138

		5,138,450

Savings & Loans — 0.6%
People’s United Financial, Inc.	15,670	237,244

		237,244

	Number of Shares	Value
Semiconductors — 2.9%
Intel Corp.	43,510	$1,037,278
Linear Technology Corp.	860	36,593
Microchip Technology, Inc.	860	37,229

		1,111,100

Software — 5.3%
Adobe Systems, Inc.*	760	43,153
Fidelity National Information Services, Inc.	14,480	733,846
Fiserv, Inc.*	380	41,758
Intuit, Inc.	15,950	1,183,968
Red Hat, Inc.*	690	32,326

		2,035,051

Telecommunications — 2.7%
AT&T, Inc.	8,570	301,750
Crown Castle International Corp.	500	37,115
Motorola Solutions, Inc.	600	39,528
Verizon Communications, Inc.	13,190	654,488

		1,032,881

Transportation — 0.9%
United Parcel Service, Inc., Class B	3,290	336,830

		336,830

TOTAL COMMON STOCKS (Cost $31,947,039)		35,001,088

TOTAL INVESTMENTS - 92.0% (Cost $31,947,039)**		35,001,088

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%		3,039,615

NET ASSETS - 100.0%		$38,040,703

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$31,947,039

Gross unrealized appreciation	3,195,220
Gross unrealized depreciation	(141,171)

Net unrealized appreciation	$3,054,049

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

November 30, 2013

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2013

(Unaudited)

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2013	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$35,001,088	$35,001,088	—	—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/21/2014

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	1/21/2014

*	Print the name and title of each signing officer under his or her signature.